UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments. — The schedule of investments for the nine-month period ended July 31, 2012, is filed herewith.

FIRST EAGLE

Global Fund

Schedule of Investments • Period Ended July 31, 2012 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 75.71%

U.S. Common Stocks — 34.89%

Consumer Discretionary 2.51%
17,414,912	Comcast Corporation, Class ‘A’	$296,976,000	$556,058,140
6,208,490	Omnicom Group, Inc.	186,093,077	311,542,028
2,485	JG Boswell Company (a)	573,840	1,913,450
33,892	Mills Music Trust (a)(b)	1,015,863	1,262,477
184,753	St. John Knits International, Inc. (a)(c)	3,174,837	1,043,855
		487,833,617	871,819,950
Consumer Staples 3.23%
17,479,577	Sysco Corporation	495,705,689	513,724,768
1,837,950	Lorillard, Inc.	135,716,878	236,433,888
2,132,090	Colgate-Palmolive Company	164,260,763	228,901,183
1,908,945	Wal-Mart Stores, Inc.	94,102,457	142,082,776
		889,785,787	1,121,142,615
Energy 2.48%
6,224,163	ConocoPhillips	250,797,600	338,843,434
3,080,340	Devon Energy Corporation	179,165,945	182,109,701
1,442,501	Apache Corporation	90,693,919	124,228,186
3,044,263	Phillips 66	76,218,314	114,464,289
3,908,035	San Juan Basin Royalty Trust (b)	138,744,050	63,700,970
806,395	Helmerich & Payne, Inc.	17,026,317	37,497,368
		752,646,145	860,843,948
Financials 8.94%
7,529,993	American Express Company	317,870,387	434,555,896
17,571,107	Bank of New York Mellon Corporation	441,008,507	373,913,157
9,175,144	Cincinnati Financial Corporation (b)	234,275,647	347,187,449
2,714	Berkshire Hathaway, Inc., Class ‘A’ (c)	218,995,900	345,885,730
13,816,985	Weyerhaeuser Company, REIT	243,497,569	322,626,600
9,693,682	BB&T Corporation	245,863,323	304,090,804
7,819,459	U.S. Bancorp	192,949,644	261,951,876
5,719,208	Plum Creek Timber Company, Inc., REIT	212,342,604	232,142,653
4,386,051	WR Berkley Corporation	117,583,057	160,661,048
2,858,553	Rayonier, Inc., REIT	27,837,041	136,324,393
743,437	Visa, Inc., Class ‘A’	53,618,674	95,955,414
202,406	Mastercard, Inc., Class ‘A’	40,702,513	88,364,387
		2,346,544,866	3,103,659,407

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 34.89% — (continued)

Health Care 0.90%
4,469,770	WellPoint, Inc.	$240,056,531	$238,194,043
1,059,980	Johnson & Johnson	59,610,843	73,371,816
		299,667,374	311,565,859
Industrials 4.86%
13,051,511	Cintas Corporation (b)	438,387,413	517,231,381
4,069,880	3M Company	315,646,157	371,295,153
3,069,252	Lockheed Martin Corporation	217,057,860	273,992,126
3,867,416	Northrop Grumman Corporation	231,724,655	256,022,939
3,513,995	Alliant Techsystems, Inc. (b)	308,161,843	162,768,248
4,192,137	Blount International, Inc. (b)(c)	46,116,234	59,612,188
731,965	Unifirst Corporation	11,682,492	45,835,648
		1,568,776,654	1,686,757,683
Information Technology 7.57%
34,819,677	Cisco Systems, Inc.	583,213,397	555,373,848
18,402,586	Microsoft Corporation	459,702,003	542,324,210
13,004,217	Oracle Corporation	362,943,749	392,727,353
12,418,960	Intel Corporation	210,916,626	319,167,272
8,019,789	Linear Technology Corporation	227,165,656	258,638,195
282,275	Google, Inc., Class ‘A’ (c)	149,382,648	178,671,607
6,036,580	Texas Instruments, Inc.	154,258,827	164,436,439
2,365,411	Automatic Data Processing, Inc.	85,148,200	133,763,992
1,671,000	KLA-Tencor Corporation (d)	47,230,930	85,070,610
		2,279,962,036	2,630,173,526
Materials 2.02%
4,387,079	Vulcan Materials Company	223,679,544	169,955,440
4,172,577	Scotts Miracle-Gro Company, Class ‘A’ (b)	182,102,946	166,485,822
1,752,640	Martin Marietta Materials, Inc.	155,134,876	131,693,370
1,780,037	Newmont Mining Corporation	45,037,176	79,158,245
1,258,500	Deltic Timber Corporation (b)	62,903,243	77,787,885
1,081,781	Ashland, Inc.	52,565,262	76,146,565
		721,423,047	701,227,327
Utilities 2.38%
9,696,381	FirstEnergy Corporation	353,449,107	486,952,254
2,491,660	Entergy Corporation	164,249,120	181,068,932
3,760,485	IDACorp, Inc. (b)	124,066,738	158,692,467
		641,764,965	826,713,653
Total U.S. Common Stocks		9,988,404,491	12,113,903,968

International Common Stocks — 40.82%

Australia 1.09%
15,384,766	Newcrest Mining Limited	472,606,853	380,107,197

Austria 0.35%
3,857,199	OMV AG	157,989,372	121,414,825

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 40.82% — (continued)

Belgium 0.53%
2,788,865	Groupe Bruxelles Lambert SA	$234,732,253	$182,745,309

Bermuda 0.43%
2,875,070	Jardine Matheson Holdings Limited	141,681,819	150,509,914

Brazil 0.23%
4,218,336	Petroleo Brasileiro SA, ADR	77,523,745	80,274,934

Canada 2.34%
5,581,122	Goldcorp, Inc.	213,133,659	201,143,637
7,415,391	Nexen, Inc.	117,764,271	188,350,931
13,369,060	Penn West Petroleum Limited	229,548,818	181,952,907
5,456,594	Cenovus Energy, Inc.	151,356,348	166,480,683
1,669,132	Agnico-Eagle Mines Limited	54,454,117	73,275,311
2,927,036	Postmedia Network Canada Corporation (a)(c)(e)	18,719,012	2,583,967
		784,976,225	813,787,436
France 4.51%
4,179,227	Sanofi	323,385,924	341,838,341
3,330,779	Sodexo	88,582,313	251,782,456
9,287,648	Bouygues SA	358,271,606	234,578,414
4,702,249	Total SA	247,298,454	217,595,720
8,128,898	Carrefour SA	349,443,258	145,893,936
2,044,437	Neopost SA (b)	184,799,958	116,681,931
11,803,362	Société Télévision Francaise 1 (b)	184,371,882	99,667,961
921,669	Wendel SA	19,716,342	66,019,421
1,130,913	Legrand SA	35,203,833	36,349,756
157,260	Robertet SA (b)	20,623,058	23,270,327
42,252	Robertet SA CI (a)(f)(g)	800,508	4,455,816
84,376	Société BIC SA	3,648,186	8,565,880
385,000	Sabeton SA (b)	4,841,233	6,026,248
12,000,000	FINEL (a)(b)(c)(f)(h)(i)	—	5,315,974
69,500	NSC Groupe (a)(b)	12,298,421	4,789,299
104,457	Gaumont SA	6,087,824	4,659,558
		1,839,372,800	1,567,491,038
Germany 1.89%
8,114,931	HeidelbergCement AG	447,784,386	378,063,346
4,285,909	Daimler AG	200,355,962	214,705,505
693,440	Fraport AG	20,976,007	39,401,697
773,684	Hornbach Baumarkt AG	21,504,161	23,787,133
		690,620,516	655,957,681
Hong Kong 0.31%
12,693,580	Guoco Group Limited	115,086,260	106,401,875
20,738,780	City e-Solutions Limited (a)(b)(c)	936,898	1,738,395
		116,023,158	108,140,270
Ireland 0.35%
6,682,431	CRH PLC	114,124,679	121,506,554

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 40.82% — (continued)

Israel 0.27%
7,864,560	Israel Chemicals Limited	$81,267,220	$93,011,602

Italy 0.25%
18,139,395	Italcementi S.p.A. RSP	249,186,230	39,397,316
4,682,069	Italcementi S.p.A.	86,201,872	19,312,609
1,021,137	Italmobiliare S.p.A. (c)	107,360,738	13,583,411
1,734,972	Italmobiliare S.p.A. RSP (c)	121,356,934	13,290,183
		564,105,774	85,583,519
Japan 17.41%
11,590,430	Secom Company Limited	528,330,685	539,744,965
7,609,390	Shimano, Inc. (b)	189,904,791	508,168,820
1,895,990	Keyence Corporation	351,946,352	475,665,117
2,693,956	SMC Corporation	294,992,485	456,661,127
2,888,400	Fanuc Corporation	255,486,281	451,191,249
8,977,860	Astellas Pharma, Inc.	362,418,345	428,419,597
55,424	KDDI Corporation	355,586,922	383,603,710
5,183,500	Ono Pharmaceutical Company Limited	235,529,716	327,595,343
12,811,860	MISUMI Group, Inc. (b)	221,342,849	312,572,341
14,917,300	NKSJ Holdings, Inc.	402,645,728	287,601,498
14,441,180	Mitsubishi Estate Company Limited	219,465,631	261,609,555
10,818,340	Hoya Corporation	234,150,699	241,653,191
2,318,500	Hirose Electric Company Limited (b)	246,194,572	222,758,716
13,535,700	MS&AD Insurance Group Holdings	337,272,005	221,135,916
4,896,260	Canon, Inc.	232,564,293	165,996,149
4,286,130	Nissin Foods Holdings Company Limited	152,493,842	164,064,491
65,072	NTT DoCoMo, Inc.	99,072,518	109,306,641
5,333,150	THK Company Limited	91,613,966	95,316,453
1,569,860	Shin-Etsu Chemical Company Limited	73,766,639	79,934,022
3,526,280	Chofu Seisakusho Company Limited (b)	64,322,537	78,181,325
3,503,280	Nomura Research Institute Limited	74,629,527	72,920,573
5,147,000	T. Hasegawa Company Limited (b)	79,849,658	67,955,018
1,861,335	Meitec Corporation (b)	53,431,097	40,124,729
1,428,700	Ariake Japan Company Limited	23,831,749	30,761,877
2,002,100	Seikagaku Corporation	21,143,745	20,900,833
57,400	Aderans Company Limited (c)	1,302,096	696,893
		5,203,288,728	6,044,540,149
Malaysia 0.40%
129,221,380	Genting Malaysia Berhad	111,924,255	139,151,957

Mexico 2.19%
15,044,166	Grupo Televisa S.A.B., ADR	289,394,928	342,856,543
6,612,311	Industrias Peñoles S.A.B. de C.V.	7,723,116	269,864,935
6,399,253	Fresnillo PLC	43,883,996	146,048,764
		341,002,040	758,770,242
Netherlands 0.43%
12,052,607	TNT Express NV	143,260,900	130,723,352

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 40.82% — (continued)

Netherlands 0.43% — (continued)
4,635,394	PostNL NV	$46,252,787	$18,880,512
		189,513,687	149,603,864
Singapore 0.24%
10,153,710	Fraser and Neave Limited	8,655,703	66,739,532
13,467,250	ComfortDelGro Corporation Limited	3,279,184	18,179,976
		11,934,887	84,919,508
South Africa 1.00%
20,830,304	Gold Fields Limited, ADR	231,208,540	268,710,921
8,092,307	Harmony Gold Mining Company Limited, ADR	69,852,451	79,466,455
		301,060,991	348,177,376
South Korea 1.02%
3,476,566	KT&G Corporation	187,647,559	256,139,700
51,900	Lotte Confectionery Company Limited	21,157,499	72,344,411
39,989	Namyang Dairy Products Company Limited (b)	7,325,466	27,092,603
		216,130,524	355,576,714
Spain 0.38%
3,295,234	Red Electrica Corporation SA	165,292,750	130,670,730

Sweden 0.55%
5,939,940	Investor AB, Class ‘A’	116,378,542	119,636,254
3,394,798	Investor AB, Class ‘B’	63,888,333	70,870,005
		180,266,875	190,506,259
Switzerland 1.94%
5,091,560	Nestlé SA	146,056,200	313,234,482
3,783,070	Pargesa Holding SA	237,781,696	228,472,468
27,925	Lindt & Spruengli AG PC	28,106,172	86,541,466
388,803	Kuehne & Nagel International AG	7,503,142	44,333,341
		419,447,210	672,581,757
Thailand 0.57%
30,251,300	Bangkok Bank PCL, NVDR	98,647,613	188,409,749
577,000	OHTL PCL (a)	2,636,472	9,497,490
		101,284,085	197,907,239
United Kingdom 2.14%
9,342,277	Berkeley Group Holdings PLC (b)(c)	114,104,302	200,330,036
7,387,420	GlaxoSmithKline PLC	140,774,624	170,048,957
36,020,640	WM Morrison Supermarkets PLC	162,526,903	156,569,991
3,387,940	Willis Group Holdings PLC	87,537,760	125,286,021
3,052,693	Anglo American PLC	74,109,213	90,916,763
		579,052,802	743,151,768
Total International Common Stocks		13,095,223,248	14,176,087,842
Total Common Stocks		23,083,627,739	26,289,991,810

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Preferred Stocks — 0.64%

Germany 0.35%
1,754,484	Hornbach Holding AG	$63,837,360	$120,881,269

South Korea 0.29%
143,253	Samsung Electronics Company Limited	17,836,355	102,502,313
Total International Preferred Stocks		81,673,715	223,383,582

Warrant — 0.17%

United States — 0.17%
5,806,899	JPMorgan Chase & Company Warrant expire 10/28/18 (c)	75,108,859	58,417,404

OUNCES

Commodity — 4.88%
1,051,086	Gold bullion (c)	586,146,006	1,696,031,652

PRINCIPAL

Notes and Bonds — 1.33%

U.S. Corporate Bonds 0.10%
$5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (a)	4,765,537	4,599,114
5,000,000	Pulte Group, Inc. 5.20% due 02/15/15	4,615,091	5,237,500
22,554,000	Yankee Candle Company, Inc. Series ‘B’ 9.75% due 02/15/17	22,034,844	23,540,737
Total U.S. Corporate Bonds		31,415,472	33,377,351

International Notes and Bonds — 1.23%

International Corporate Notes and Bonds — 0.25%

Canada 0.04%
28,460,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (a)(j)(k)	24,518,587	14,087,700

France 0.18%
15,000,000 EUR	Emin Leydier SA FRN 7.862% due 07/31/16 (a)(f)(i)	21,437,037	18,458,245
12,000,000 EUR	FINEL 9.50% due 06/30/17 (a)(f)(i)	14,495,954	11,074,947
12,050,000 EUR	Wendel SA 4.375% due 08/09/17	11,966,817	14,272,068
10,000,000 EUR	Wendel SA 4.875% due 09/21/15 (l)	11,288,610	12,551,606
3,500,000 EUR	Wendel SA 4.875% due 05/26/16	3,026,242	4,376,911
		62,214,660	60,733,777
Norway 0.03%
5,500,000 USD	Den Norske Bank ASA FRN 0.938% due 08/31/12 (a)(m)	3,888,750	2,997,500
3,170,000 USD	Den Norske Creditbank FRN 0.813% due 08/31/12 (a)(m)	2,059,625	1,727,650
3,500,000 USD	Den Norske Creditbank FRN 0.963% due 08/31/12 (a)(m)	2,610,000	1,907,500

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Notes and Bonds 0.25% — (continued)

Norway 0.03% — (continued)
10,000,000 USD	Nordea Bank Norge ASA FRN 0.938% due 11/21/12 (a)(m)	$6,826,750	$4,300,000
		15,385,125	10,932,650
Total International Corporate Notes and Bonds		102,118,372	85,754,127

International Government Bonds — 0.98%

Hong Kong 0.63%
371,900,000 HKD	Hong Kong Government Bond 0.48% due 09/03/12	47,983,455	47,975,934
732,250,000 HKD	Hong Kong Government Bond 2.66% due 12/17/12	95,326,293	95,321,303
586,700,000 HKD	Hong Kong Government Bond 4.20% due 09/17/12	76,088,662	76,063,918
		219,398,410	219,361,155
Singapore 0.10%
45,343,000 SGD	Singapore Government Bond 2.50% due 10/01/12	37,066,097	36,569,922

South Korea 0.07%
25,395,720,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (n)	24,178,253	24,451,971

Taiwan 0.18%
1,826,000,000 TWD	Taiwan Government Bond 2.375% due 01/16/13	59,370,596	61,339,901
Total International Government Bonds		340,013,356	341,722,949
Total International Notes and Bonds		442,131,728	427,477,076
Total Notes and Bonds		473,547,200	460,854,427

U.S. Treasury Bills — 0.43%
$73,073,000	U.S. Treasury Bill 0.071% due 09/06/12	73,067,885	73,067,885
75,738,000	U.S. Treasury Bill 0.056% due 08/23/12	75,735,454	75,735,454
Total U.S. Treasury Bills		148,803,339	148,803,339

Commercial Paper — 16.66%

International Commercial Paper — 3.80%

Australia 0.11%
37,122,000 USD	BHP Billton Limited 0.15% due 08/22/12	37,118,752	37,118,752
Canada 0.10%
36,089,000 USD	Suncor Energy, Inc. 0.32% due 08/09/12	36,086,434	36,086,434
Curacao 0.04%
14,762,000 USD	Schlumberger Limited 0.15% due 08/16/12	14,761,077	14,761,077
France 0.99%
24,294,000 USD	Air Liquide SA 0.15% due 08/09/12	24,293,190	24,293,190

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 3.80% — (continued)

France 0.99% — (continued)
31,735,000 USD	Air Liquide SA 0.16% due 08/16/12	$31,732,884	$31,732,884
29,523,000 USD	Air Liquide SA 0.16% due 08/17/12	29,520,901	29,520,901
15,652,000 USD	Air Liquide SA 0.18% due 09/05/12	15,649,261	15,649,261
19,839,000 USD	EI du Pont de Nemours & Company 0.13% due 08/22/12	19,837,496	19,837,496
16,552,000 USD	GDF Suez SA 0.21% due 08/06/12	16,551,517	16,551,517
38,975,000 USD	GDF Suez SA 0.21% due 08/13/12	38,972,272	38,972,272
18,737,000 USD	L’Oreal SA 0.14% due 08/13/12	18,736,126	18,736,126
69,104,000 USD	Sanofi 0.13% due 08/24/12	69,098,260	69,098,260
77,950,000 USD	Total SA 0.17% due 10/11/12	77,923,865	77,898,241

Germany 0.38%
36,537,000 USD	BASF AG 0.15% due 08/15/12	36,534,869	36,534,869
40,490,000 USD	BASF AG 0.16% due 09/25/12	40,480,102	40,480,102
53,643,000 USD	Siemens Company 0.15% due 08/13/12	53,640,318	53,640,318

Italy 0.32%
6,241,000 USD	Eni S.p.A. 0.38% due 08/01/12	6,241,000	6,241,000
57,638,000 USD	Eni S.p.A. 0.50% due 08/02/12	57,637,215	57,637,215
47,813,000 USD	Eni S.p.A. 0.54% due 08/10/12	47,806,665	47,806,665

Japan 0.21%
36,088,000 USD	Mitsui & Company, Limited 0.24% due 08/06/12	36,086,797	36,086,797
36,533,000 USD	Mitsui & Company, Limited 0.25% due 08/16/12	36,529,195	36,529,195

Switzerland 0.65%
17,993,000 USD	Nestlé SA 0.11% due 09/04/12	17,991,131	17,991,131
35,754,000 USD	Nestlé SA 0.17% due 08/29/12	35,749,273	35,749,273
8,172,000 USD	Novartis International AG 0.13% due 08/01/12	8,172,000	8,172,000
28,276,000 USD	Novartis International AG 0.13% due 08/03/12	28,275,796	28,275,796

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 3.80% — (continued)

Switzerland 0.65% — (continued)
43,229,000 USD	Novartis International AG 0.13% due 08/15/12	$43,226,814	$43,226,814
44,476,000 USD	Novartis International AG 0.15% due 08/09/12	44,474,517	44,474,517
10,000,000 USD	Roche Holdings, Inc. 0.10% due 08/15/12	9,999,611	9,999,611
37,063,000 USD	Roche Holdings, Inc. 0.12% due 08/08/12	37,062,135	37,062,135

United Kingdom 1.00%
35,761,000 USD	AstraZeneca PLC 0.11% due 08/27/12	35,758,159	35,758,159
35,761,000 USD	AstraZeneca PLC 0.13% due 09/21/12	35,754,414	35,754,414
11,152,000 USD	AstraZeneca PLC 0.15% due 10/10/12	11,148,747	11,144,764
35,349,000 USD	AstraZeneca PLC 0.16% due 10/24/12	35,336,216	35,318,370
23,720,000 USD	BP PLC 0.21% due 08/20/12	23,717,371	23,717,371
15,937,000 USD	BP PLC 0.24% due 08/20/12	15,934,981	15,934,981
30,000,000 USD	BP PLC 0.47% due 09/17/12	29,981,983	29,981,983
75,000,000 USD	BP PLC 0.49% due 08/20/12	74,981,000	74,981,000
40,000,000 USD	BP PLC 0.49% due 08/28/12	39,985,600	39,985,600
14,848,000 USD	Reed Elsevier, Inc. 0.41% due 08/02/12	14,847,835	14,847,835
31,361,000 USD	Reed Elsevier, Inc. 0.42% due 08/01/12	31,361,000	31,361,000
Total International Commercial Paper		1,318,996,779	1,318,949,326

U.S. Commercial Paper — 12.86%
$20,551,000	Abbott Laboratories 0.12% due 09/18/12	20,547,712	20,547,712
38,992,000	Abbott Laboratories 0.15% due 08/07/12	38,991,025	38,991,025
32,309,000	Abbott Laboratories 0.15% due 08/21/12	32,306,308	32,306,308
38,113,000	Abbott Laboratories 0.15% due 08/29/12	38,108,553	38,108,553
30,893,000	Abbott Laboratories 0.15% due 09/04/12	30,888,623	30,888,623
23,954,000	Abbott Laboratories 0.16% due 09/05/12	23,950,274	23,950,274
45,397,000	Abbott Laboratories 0.17% due 09/17/12	45,386,924	45,386,924
53,849,000	Apache Corporation 0.41% due 08/06/12	53,846,008	53,846,008
29,007,000	Apache Corporation 0.42% due 08/07/12	29,005,018	29,005,018
56,683,000	Archer Daniels Midland Company 0.12% due 08/28/12	56,677,898	56,677,898
66,889,000	Archer Daniels Midland Company 0.13% due 08/03/12	66,888,517	66,888,517
45,320,000	Archer Daniels Midland Company 0.13% due 08/10/12	45,318,527	45,318,527
27,640,000	Archer Daniels Midland Company 0.14% due 08/23/12	27,637,635	27,637,635
18,490,000	Baker Hughes, Inc. 0.13% due 08/07/12	18,489,599	18,489,599

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.86% — (continued)
$36,257,000	Campbell Soup Company 0.18% due 08/01/12	$36,257,000	$36,257,000
9,806,000	Campbell Soup Company 0.18% due 08/17/12	9,805,215	9,805,215
118,897,000	Chevron Corporation 0.09% due 08/10/12	118,894,325	118,894,325
40,862,000	Chevron Corporation 0.09% due 08/17/12	40,860,365	40,860,365
37,147,000	Chevron Corporation 0.09% due 08/28/12	37,144,493	37,144,493
27,834,000	Chevron Corporation 0.10% due 08/09/12	27,833,381	27,833,381
33,885,000	Coca-Cola Company 0.17% due 08/21/12	33,881,800	33,881,800
53,319,000	Coca-Cola Company 0.17% due 08/23/12	53,313,461	53,313,461
15,110,000	Coca-Cola Company 0.17% due 10/19/12	15,104,363	15,103,720
56,021,000	Coca-Cola Company 0.19% due 10/12/12	55,999,712	56,000,099
45,000,000	Coca-Cola Company 0.21% due 08/15/12	44,996,325	44,996,325
50,000,000	Coca-Cola Company 0.21% due 09/20/12	49,985,417	49,985,417
8,095,000	Coca-Cola Company 0.22% due 08/02/12	8,094,950	8,094,950
47,000,000	Coca-Cola Company 0.22% due 09/12/12	46,987,937	46,987,937
74,976,000	Coca-Cola Company 0.22% due 10/12/12	74,943,011	74,948,026
68,113,000	ConocoPhillips 0.13% due 08/08/12	68,111,278	68,111,278
54,131,000	ConocoPhillips 0.13% due 08/17/12	54,127,872	54,127,872
32,167,000	ConocoPhillips 0.17% due 08/06/12	32,166,240	32,166,240
13,649,000	ConocoPhillips 0.21% due 08/07/12	13,648,522	13,648,522
5,756,000	Deere & Company 0.17% due 08/20/12	5,755,484	5,755,484
17,993,000	Dell, Inc. 0.13% due 08/27/12	17,991,311	17,991,311
4,681,000	Devon Energy Corporation 0.25% due 08/01/12	4,681,000	4,681,000
29,275,000	Devon Energy Corporation 0.38% due 08/09/12	29,272,593	29,272,593
20,245,000	Devon Energy Corporation 0.38% due 08/10/12	20,243,127	20,243,127
55,052,000	Devon Energy Corporation 0.43% due 08/20/12	55,039,797	55,039,797
28,104,000	Dominion Resources, Inc. 0.41% due 08/13/12	28,100,253	28,100,253
12,764,000	Dominion Resources, Inc. 0.41% due 08/14/12	12,762,156	12,762,156
31,857,000	Dominion Resources, Inc. 0.41% due 08/20/12	31,850,275	31,850,275
14,305,000	Dominion Resources, Inc. 0.42% due 08/23/12	14,301,416	14,301,416
32,057,000	Dow Chemical Company 0.35% due 08/02/12	32,056,688	32,056,688
29,229,000	Duke Energy Corporation 0.45% due 08/21/12	29,221,855	29,221,855
50,087,000	Duke Energy Corporation 0.46% due 08/13/12	50,079,487	50,079,487
54,979,000	Duke Energy Corporation 0.48% due 08/09/12	54,973,258	54,973,258
37,147,000	Duke Energy Corporation 0.51% due 09/10/12	37,126,363	37,126,363
55,731,000	Ebay, Inc. 0.17% due 09/19/12	55,718,104	55,718,104
36,981,000	Emerson Electric Company 0.13% due 08/20/12	36,978,463	36,978,463
36,089,000	General Mills Inc. 0.19% due 08/15/12	36,086,333	36,086,333
18,561,000	General Mills Inc. 0.20% due 08/20/12	18,559,041	18,559,041
14,848,000	General Mills Inc. 0.22% due 09/04/12	14,844,915	14,844,915
28,819,000	General Mills Inc. 0.24% due 09/04/12	28,812,468	28,812,468
45,000,000	Google, Inc. 0.08% due 08/07/12	44,999,400	44,999,400
67,680,000	Google, Inc. 0.08% due 08/08/12	67,678,947	67,678,947
85,676,000	Google, Inc. 0.11% due 08/16/12	85,672,073	85,672,073
40,386,000	Google, Inc. 0.12% due 08/21/12	40,383,308	40,383,308
74,295,000	Google, Inc. 0.12% due 10/03/12	74,279,398	74,268,804
54,311,000	Google, Inc. 0.12% due 10/11/12	54,298,147	54,289,710
22,444,000	Google, Inc. 0.14% due 09/12/12	22,440,334	22,440,334

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.86% — (continued)
$40,000,000	Honeywell International, Inc. 0.20% due 09/26/12	$39,987,556	$39,987,556
12,000,000	Honeywell International, Inc. 0.20% due 09/27/12	11,996,200	11,996,200
37,622,000	Illinois Tool Works, Inc. 0.14% due 08/01/12	37,622,000	37,622,000
74,695,000	Illinois Tool Works, Inc. 0.14% due 08/14/12	74,691,224	74,691,224
39,354,000	Johnson & Johnson 0.10% due 08/13/12	39,352,688	39,352,688
70,113,000	Johnson & Johnson 0.10% due 09/13/12	70,104,625	70,104,625
68,246,000	Johnson & Johnson 0.11% due 08/01/12	68,246,000	68,246,000
70,113,000	Johnson & Johnson 0.12% due 10/17/12	70,095,004	70,089,302
28,075,000	Johnson & Johnson 0.17% due 09/26/12	28,067,576	28,067,576
35,349,000	Marathon Oil Corporation 0.41% due 08/06/12	35,347,036	35,347,036
36,088,000	Marathon Oil Corporation 0.43% due 08/14/12	36,082,527	36,082,527
40,058,000	Marathon Oil Corporation 0.43% due 08/15/12	40,051,457	40,051,457
4,681,000	McCormick & Company, Inc. 0.20% due 08/01/12	4,681,000	4,681,000
12,993,000	McDonald’s Corporation 0.11% due 08/24/12	12,992,087	12,992,087
18,267,000	McDonald’s Corporation 0.15% due 09/10/12	18,263,955	18,263,955
34,706,000	Medtronic, Inc. 0.11% due 09/25/12	34,700,167	34,700,167
35,597,000	Medtronic, Inc. 0.13% due 09/20/12	35,590,573	35,590,573
60,590,000	Medtronic, Inc. 0.14% due 08/14/12	60,586,937	60,586,937
30,000,000	Merck & Company, Inc. 0.11% due 09/07/12	29,996,608	29,996,608
50,000,000	Merck & Company, Inc. 0.12% due 09/05/12	49,994,167	49,994,167
61,113,000	Merck & Company, Inc. 0.13% due 08/03/12	61,112,559	61,112,559
23,917,000	Merck & Company, Inc. 0.13% due 08/15/12	23,915,791	23,915,791
73,807,000	Merck & Company, Inc. 0.13% due 10/16/12	73,786,744	73,782,371
14,171,000	Parker-Hannifin Corporation 0.13% due 08/29/12	14,169,567	14,169,567
74,243,000	PepsiCo, Inc. 0.07% due 08/24/12	74,239,680	74,239,680
36,088,000	PepsiCo, Inc. 0.08% due 08/27/12	36,085,915	36,085,915
65,335,000	Philip Morris International, Inc. 0.13% due 08/17/12	65,331,225	65,331,225
50,301,000	Philip Morris International, Inc. 0.14% due 08/16/12	50,298,066	50,298,066
35,993,000	Praxair, Inc. 0.11% due 08/01/12	35,993,000	35,993,000
22,543,000	Praxair, Inc. 0.12% due 08/24/12	22,541,272	22,541,272
44,349,000	Praxair, Inc. 0.13% due 08/13/12	44,347,078	44,347,078
3,902,000	Precision Castparts Corporation 0.20% due 08/01/12	3,902,000	3,902,000
22,142,000	Precision Castparts Corporation 0.22% due 08/03/12	22,141,729	22,141,729
67,522,000	Proctor & Gamble Company 0.14% due 08/06/12	67,520,687	67,520,687
47,969,000	Stanley Black & Decker Inc. 0.36% due 08/02/12	47,968,534	47,968,534
53,157,000	Texas Instruments, Inc. 0.11% due 08/09/12	53,155,701	53,155,701
19,834,000	Texas Instruments, Inc. 0.11% due 08/28/12	19,832,364	19,832,364
39,271,000	Texas Instruments, Inc. 0.11% due 08/29/12	39,267,640	39,267,640
25,980,000	United Technologies Corporation 0.14% due 08/02/12	25,979,899	25,979,899
63,818,000	United Technologies Corporation 0.18% due 09/18/12	63,802,684	63,802,684
40,490,000	United Technologies Corporation 0.20% due 09/25/12	40,477,628	40,477,628
18,044,000	Verizon Communications, Inc. 0.28% due 08/02/12	18,043,860	18,043,860
84,738,000	Verizon Communications, Inc. 0.30% due 08/07/12	84,733,763	84,733,763
39,271,000	Verizon Communications, Inc. 0.31% due 08/14/12	39,266,604	39,266,604
35,463,000	Verizon Communications, Inc. 0.32% due 08/21/12	35,456,695	35,456,695
29,718,000	Verizon Communications, Inc. 0.33% due 08/21/12	29,712,552	29,712,552
59,502,000	Verizon Communications, Inc. 0.36% due 09/04/12	59,482,331	59,482,331

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.86% — (continued)
$19,636,000	Wal-Mart Stores, Inc. 0.10% due 08/20/12	$19,634,964	$19,634,964
39,271,000	WellPoint, Inc. 0.30% due 08/31/12	39,261,182	39,261,182
13,411,000	WellPoint, Inc. 0.31% due 08/10/12	13,409,961	13,409,961
14,613,000	WellPoint, Inc. 0.34% due 08/27/12	14,609,412	14,609,412
37,147,000	WellPoint, Inc. 0.42% due 10/02/12	37,120,770	37,124,767
18,561,000	WellPoint, Inc. 0.42% due 10/09/12	18,546,414	18,548,477
18,561,000	WellPoint, Inc. 0.42% due 10/10/12	18,546,203	18,548,297
Total U.S. Commercial Paper		4,466,548,143	4,466,531,950
Total Commercial Paper		5,785,544,922	5,785,481,276
Total Investment Portfolio Excluding Option Written — 99.82%		$30,234,451,780	$34,662,963,490

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Option Written — (0.00)%
(Premiums Received: $4,499,162)
14,617	KLA-Tencor Corporation	$55.00	September 2012	$(730,850)
Total Investments — 99.82% (Cost: $30,229,952,618)				34,662,232,640
Other Assets in Excess of Liabilities — 0.18%				61,911,817
Net Assets — 100.00%				$34,724,144,457

(a)	Security is deemed illiquid. At July 31, 2012, the value of these securities amounted to $91,753,379 or 0.26% of net assets.
(b)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(c)	Non-income producing security/commodity.
(d)	At July 31, 2012, all or a portion of this security was segregated to cover collateral requirement for options.
(e)	Represents variable voting shares.
(f)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $39,304,982 or 0.11% of net assets.
(g)	Represents non-voting class of shares.
(h)	Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(i)	Represents securities that are subject to legal or contractual restrictions on resale. At July 31, 2012, the value of these securities amounted to $34,849,166 or 0.10% of net assets.
(j)	Issuer is in default.
(k)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(m)	Floating rate security. Rate shown is the rate in effect at July 31, 2012.
(n)	Inflation protected security.

At July 31, 2012, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,654,334,239
Gross unrealized depreciation	(2,222,054,217)
Net unrealized appreciation	$4,432,280,022

Abbreviations used in this schedule include:
ADR	— American Depository Receipt
FRN	— Floating Rate Note
NVDR	— Non-Voting Depository Receipt
PC	— Participation Certificate
PCL	— Public Company Limited
PLC	— Public Limited Company

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

REIT	— Real Estate Investment Trust
RSP	— Represents Non-Voting Shares

Currencies
EUR	— Euro
HKD	— Hong Kong Dollar
KRW	— South Korean Won
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA FRN 7.862% due 07/31/16	07/30/09	$21,437,037	$1.23
FINEL 9.50% due 06/30/17	06/22/05	14,495,954	0.92
FINEL	07/30/09	—	0.44

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2012	UNREALIZED APPRECIATION AT JULY 31, 2012	UNREALIZED DEPRECIATION AT JULY 31, 2012
09/12/12	240,798,000	Euro	$315,296,085	$296,453,887	$18,842,198	$—
10/17/12	80,623,000	Euro	105,816,935	99,304,641	6,512,294	—
11/14/12	286,612,000	Euro	373,859,706	352,869,672	20,990,034	—
01/16/13	235,489,000	Euro	290,567,838	290,394,667	173,171	—
09/12/12	40,696,581,000	Japanese Yen	507,900,692	520,870,472	—	(12,969,780)
10/17/12	27,948,651,000	Japanese Yen	346,667,134	357,863,840	—	(11,196,706)
12/12/12	51,309,629,000	Japanese Yen	645,012,463	657,386,342	—	(12,373,879)
01/16/13	93,996,425,000	Japanese Yen	1,200,224,490	1,203,888,352	—	(3,663,862)
			$3,785,345,343	$3,779,031,873	$46,517,697	$(40,204,227)

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2011	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31, 2012	MARKET VALUE JULY 31, 2012	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Alliant Techsystems, Inc.	3,337,753	176,242	—	3,513,995	$162,768,248	$—	$2,002,652
Ariake Japan Company Limited*	1,725,100	—	296,400	1,428,700	30,761,877	465,091	387,487
Berkeley Group Holdings PLC	9,342,277	—	—	9,342,277	200,330,036	—	—
Blount International, Inc.	7,574,592	—	3,382,455	4,192,137	59,612,188	11,720,825	—
Chofu Seisakusho Company Limited	3,526,280	—	—	3,526,280	78,181,325	—	1,247,650
Cincinnati Financial Corporation	9,542,046	—	366,902	9,175,144	347,187,449	3,742,852	11,522,021
Cintas Corporation	13,051,511	—	—	13,051,511	517,231,381	—	7,047,816
City e-Solutions Limited	20,738,780	—	—	20,738,780	1,738,395	—	—
Deltic Timber Corporation	1,258,500	—	—	1,258,500	77,787,885	—	283,163
FINEL	12,000,000	—	—	12,000,000	5,315,974	—	—
Guyenne et Gascogne SA*	956,044	—	956,044	—	—	—	7,267,009
Hirose Electric Company Limited	2,318,500	—	—	2,318,500	222,758,716	—	1,432,020
IDACorp, Inc.	3,760,485	—	—	3,760,485	158,692,467	—	3,610,066
Meitec Corporation	2,719,100	—	857,765	1,861,335	40,124,729	(7,916,833)	768,690
Mills Music Trust	34,924	—	1,032	33,892	1,262,477	2,054	62,470
MISUMI Group, Inc.	12,811,860	—	—	12,811,860	312,572,341	—	3,460,861

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2011	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31, 2012	MARKET VALUE JULY 31, 2012	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Namyang Dairy Products Company Limited	39,989	—	—	39,989	$27,092,603	$—	$28,894
Neopost SA	2,044,437	—	—	2,044,437	116,681,931	—	8,596,524
NSC Groupe	69,500	—	—	69,500	4,789,299	—	281,134
Robertet SA	157,260	—	—	157,260	23,270,327	—	455,651
Sabeton SA	385,000	—	—	385,000	6,026,248	—	89,785
San Juan Basin Royalty Trust	3,975,644	—	67,609	3,908,035	63,700,970	(1,199,360)	3,420,044
Scotts Miracle-Gro Company	591,920	3,580,657	—	4,172,577	166,485,822	—	2,217,801
Shimano, Inc.	7,609,390	—	—	7,609,390	508,168,820	—	5,475,437
Société Télévision Francaise 1	11,533,583	342,719	72,940	11,803,362	99,667,961	(633,504)	7,300,138
Sucrière de Pithiviers-Le-Vieil*	63,019	—	63,019	—	—	105,965,690	—
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	67,955,018	—	577,991
Total					$3,300,164,487	$112,146,815	$67,535,304

* Not an affiliated issuer as of July 31, 2012.

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	2.51%
Consumer Staples	3.23
Energy	2.48
Financials	8.94
Health Care	0.90
Industrials	4.86
Information Technology	7.57
Materials	2.02
Utilities	2.38
Total U.S. Common Stocks	34.89
International Common Stocks
Consumer Discretionary	5.42
Consumer Staples	3.62
Energy	2.75
Financials	5.37
Health Care	3.70
Industrials	7.61
Information Technology	3.74
Materials	6.81
Telecommunication Services	1.42
Utilities	0.38
Total International Common Stocks	40.82
International Preferred Stocks
Consumer Discretionary	0.35
Information Technology	0.29
Total International Preferred Stocks	0.64
Warrant	0.17
Commodity	4.88
U.S. Corporate Bonds
Consumer Discretionary	0.10
Total U.S. Corporate Bonds	0.10

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

International Notes and Bonds
Financials	0.15
Government Issues	0.98
Materials	0.10
Total International Notes and Bonds	1.23
U.S. Treasury Bills	0.43
Commercial Paper
International Commercial Paper	3.80
U.S. Commercial Paper	12.86
Total Commercial Paper	16.66
Covered Call Option Written	(0.00)
Total Investments	99.82%

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

FIRST EAGLE

Overseas Fund

Schedule of Investments • Period Ended July 31, 2012 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 72.21%

International Common Stocks — 71.92%

Australia 0.72%
3,089,899	Newcrest Mining Limited	$101,305,087	$76,341,288

Austria 1.08%
2,047,932	OMV AG	83,876,284	64,463,696
5,915,786	Wienerberger AG (a)	88,605,267	49,865,728
		172,481,551	114,329,424
Belgium 0.27%
366,943	Groupe Bruxelles Lambert SA	27,696,696	24,044,589
57,420	Sofina SA	4,474,251	4,248,675
		32,170,947	28,293,264
Bermuda 0.58%
1,169,200	Jardine Matheson Holdings Limited	37,725,486	61,207,620

Brazil 0.40%
2,218,940	Petroleo Brasileiro SA, ADR	25,903,065	42,226,428

Canada 3.93%
3,000,311	Agnico-Eagle Mines Limited	105,249,766	131,714,401
6,044,695	Penn West Petroleum Limited	108,406,936	82,268,299
2,996,968	Nexen, Inc.	47,589,844	76,122,987
2,473,097	Cenovus Energy, Inc.	55,777,614	75,454,190
690,927	Cogeco Cable, Inc.	28,978,874	24,935,400
1,100,050	EnCana Corporation	14,298,775	24,476,113
875,938	Postmedia Network Canada Corporation (b)(c)(d)	5,591,396	773,272
		365,893,205	415,744,662
France 7.87%
1,660,633	Sanofi	135,351,026	135,830,868
1,472,625	Sodexo	40,712,418	111,319,646
4,285,607	Bouygues SA	168,464,325	108,241,709
2,216,680	Total SA	121,387,550	102,576,465
3,389,253	Carrefour SA	116,391,432	60,828,850
5,931,165	Société Télévision Francaise 1	93,465,134	50,082,944
558,938	Laurent-Perrier (a)	19,851,603	48,854,501
827,900	Neopost SA	44,073,366	47,250,647
505,501	Wendel SA	10,862,584	36,209,185
235,837	Robertet SA (a)	20,591,064	34,897,648
51,500	Robertet SA CI (c)(e)(f)	2,151,628	5,431,092
896,416	Fregate (a)(c)(e)(g)	23,119,325	20,263,660

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.92% — (continued)

France 7.87% — (continued)
514,850	Legrand SA	$16,026,208	$16,548,286
364,373	Gaumont SA	21,698,753	16,253,741
442,830	Société Foncière Financière et de Participations	29,139,582	14,290,640
146,562	BioMerieux	11,367,766	12,462,310
11,593,581	FINEL (a)(b)(c)(e)(g)(h)	9,166,547	5,135,932
35,032	Société BIC SA	1,079,532	3,556,461
100,000	Sabeton SA	1,463,142	1,565,259
		886,362,985	831,599,844
Germany 4.31%
3,619,240	HeidelbergCement AG	200,929,134	168,615,357
7,662,961	Deutsche Wohnen AG (a)	81,548,139	127,960,402
1,913,346	Daimler AG	90,981,705	95,850,360
2,093,685	Hamburger Hafen und Logistik AG	67,865,794	46,490,836
296,503	Fraport AG	8,930,449	16,847,487
		450,255,221	455,764,442
Greece 0.38%
10,722,438	Jumbo SA (a)	63,046,150	39,979,311

Hong Kong 0.85%
7,806,340	Guoco Group Limited	57,283,838	65,435,378
8,166,100	Hopewell Holdings Limited	11,153,124	23,694,580
10,851,720	City e-Solutions Limited (b)(c)	323,358	909,628
		68,760,320	90,039,586
Ireland 0.50%
2,901,679	CRH PLC	49,298,853	52,761,191

Israel 0.41%
3,627,690	Israel Chemicals Limited	37,500,950	42,903,514

Italy 0.32%
7,315,306	Italcementi S.p.A. RSP	87,341,485	15,888,260
1,197,736	Italmobiliare S.p.A. RSP (b)	50,324,929	9,174,863
168,142	Italmobiliare S.p.A. (b)	19,250,153	2,236,665
984,100	Recordati S.p.A	6,541,976	6,642,247
		163,458,543	33,942,035
Japan 29.24%
3,941,670	Shimano, Inc.	61,207,337	263,231,848
1,309,840	Fanuc Corporation	119,983,748	204,607,515
1,193,590	SMC Corporation	153,637,312	202,329,271
4,170,700	Secom Company Limited	178,984,614	194,221,813
753,300	Keyence Corporation	138,894,513	188,987,565
3,260,440	Astellas Pharma, Inc.	133,084,592	155,586,787
21,057	KDDI Corporation	134,141,915	145,740,894
7,316,700	NKSJ Holdings, Inc.	201,780,857	141,063,992
1,986,900	Ono Pharmaceutical Company Limited	77,101,884	125,571,368
7,175,100	MS&AD Insurance Group Holdings	169,497,975	117,221,297

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.92% — (continued)

Japan 29.24% — (continued)
4,692,330	Hoya Corporation	$101,771,739	$104,814,280
1,050,800	Hirose Electric Company Limited	115,774,722	100,959,611
5,571,150	Mitsubishi Estate Company Limited	83,913,152	100,924,306
4,092,170	MISUMI Group, Inc.	70,195,915	99,837,116
2,150,230	Nissin Foods Holdings Company Limited	76,236,479	82,306,507
7,627,430	Kansai Paint Company Limited	60,795,887	80,114,118
3,498,960	Nomura Research Institute Limited	68,063,992	72,830,652
2,035,070	Canon, Inc.	97,083,761	68,994,249
2,657,590	Nitto Kohki Company Limited (a)	46,435,145	56,881,572
2,485,480	Daiichikosho Company Limited	27,081,144	50,971,975
2,023,800	Chofu Seisakusho Company Limited (a)	33,120,144	44,869,768
6,577,300	Japan Wool Textile Company Limited (a)	49,871,284	44,345,130
3,206,911	T. Hasegawa Company Limited (a)	43,073,853	42,340,333
793,980	Shin-Etsu Chemical Company Limited	37,295,453	40,427,818
24,034	NTT DoCoMo, Inc.	36,485,166	40,371,831
1,966,300	THK Company Limited	31,346,808	35,142,597
2,013,324	Nagaileben Company Limited (a)	19,961,972	30,573,986
1,300,400	Ariake Japan Company Limited	26,978,571	27,999,401
1,286,140	As One Corporation (a)	26,246,127	27,708,818
2,068,330	Maezawa Kasei Industries Company Limited (a)	31,939,631	22,968,214
2,535,900	Yomeishu Seizo Company Limited (a)	22,847,623	22,839,808
2,184,600	Seikagaku Corporation	17,648,500	22,806,033
508,106	SK Kaken Company Limited	9,470,131	21,808,938
1,058,246	Matsumoto Yushi-Seiyaku Company Limited (a)(c)	25,950,562	21,803,943
1,549,790	OSG Corporation	17,248,953	21,215,062
655,860	Meitec Corporation	18,770,276	14,138,350
493,250	Mandom Corporation	6,249,764	12,664,911
2,387,843	TOMONY Holdings, Inc.	16,083,861	9,775,600
767,780	Chudenko Corporation	11,677,299	7,268,691
301,200	Fuji Seal International, Inc.	4,890,753	5,691,453
1,419,500	Shingakukai Company Limited (a)	10,223,883	5,375,449
811,490	Sansei Yusoki Company Limited	6,041,923	3,976,213
140,610	Icom, Inc.	2,881,607	3,124,667
486,300	Asahi Broadcasting Corporation	2,159,349	2,662,783
420,440	Okumura Corporation	1,988,349	1,446,918
		2,626,118,525	3,090,543,451
Malaysia 0.57%
55,981,850	Genting Malaysia Berhad	48,153,235	60,284,018

Mexico 2.59%
7,987,622	Grupo Televisa S.A.B., ADR	158,160,868	182,037,905
2,246,692	Industrias Peñoles S.A.B. de C.V.	1,833,690	91,693,115
		159,994,558	273,731,020
Netherlands 1.16%
5,264,109	TNT Express NV	60,376,988	57,094,865
539,055	HAL Trust	18,095,972	55,388,383

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.92% — (continued)

Netherlands 1.16% — (continued)
2,470,872	PostNL NV	$24,654,872	$10,064,157
		103,127,832	122,547,405
Norway 0.50%
7,304,063	Orkla ASA	51,238,409	52,281,816

Singapore 2.64%
23,192,830	Haw Par Corporation Limited (a)	76,875,317	113,681,208
70,167,015	ComfortDelGro Corporation Limited	68,385,814	94,721,242
5,640,520	Fraser and Neave Limited	6,680,505	37,074,691
16,373,450	Singapore Airport Terminal Services Limited	18,528,182	33,944,155
		170,469,818	279,421,296
South Africa 1.27%
7,868,291	Gold Fields Limited, ADR	99,463,345	101,500,954
3,275,059	Harmony Gold Mining Company Limited, ADR	30,822,097	32,161,079
		130,285,442	133,662,033
South Korea 2.12%
1,318,522	KT&G Corporation	70,025,885	97,143,511
35,325	Lotte Confectionery Company Limited	12,445,892	49,240,199
186,884	Nong Shim Company Limited	43,886,371	36,529,675
872,463	Fursys, Inc. (a)	10,110,166	21,876,684
22,950	Namyang Dairy Products Company Limited	4,912,653	15,548,657
343,101	Dong Ah Tire & Rubber Company Limited	931,355	3,611,190
15,964	Teems, Inc.	29,248	156,022
		142,341,570	224,105,938
Spain 0.63%
1,688,700	Red Electrica Corporation SA	84,248,760	66,964,489

Sweden 0.82%
3,013,030	Investor AB, Class ‘A’	59,333,861	60,685,398
1,245,198	Investor AB, Class ‘B’	23,419,595	25,994,827
		82,753,456	86,680,225
Switzerland 3.50%
2,610,500	Nestlé SA	79,226,015	160,598,837
2,196,591	Pargesa Holding SA	115,479,876	132,659,604
193,016	Rieter Holding AG	26,177,079	25,568,045
707	Lindt & Spruengli AG	4,541,472	25,350,886
137,452	Kuehne & Nagel International AG	1,733,811	15,672,992
225,026	Autoneum Holding AG (b)	12,062,900	10,201,210
		239,221,153	370,051,574
Taiwan 0.38%
20,184,980	Taiwan Secom Company Limited	32,105,415	40,312,755

Thailand 2.06%
443,355,785	Thai Beverage PCL	77,619,203	114,000,684
15,979,859	Bangkok Bank PCL, NVDR	56,870,621	99,525,020

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.92% — (continued)

Thailand 2.06% — (continued)
250,000	OHTL PCL (c)	$1,152,073	$4,115,030
		135,641,897	217,640,734
Turkey 0.21%
3,205,889	Yazicilar Holding AS	21,541,251	22,235,832

United Kingdom 2.61%
3,995,640	GlaxoSmithKline PLC	76,140,895	91,974,521
3,378,628	Berkeley Group Holdings PLC (b)	41,275,902	72,449,218
16,614,231	WM Morrison Supermarkets PLC	75,849,217	72,216,651
1,295,388	Anglo American PLC	32,786,526	38,579,865
		226,052,540	275,220,255
Total International Common Stocks		6,707,456,224	7,600,815,450

U.S. Common Stock — 0.29%

Materials 0.29%
691,883	Newmont Mining Corporation	17,601,872	30,768,037
Total Common Stock		6,725,058,096	7,631,583,487

International Preferred Stocks — 1.30%

Germany 0.76%
1,160,182	Hornbach Holding AG	39,421,559	79,934,769

South Korea 0.54%
72,227	Samsung Electronics Company Limited	8,702,799	51,680,834
27,183	Namyang Dairy Products Company Limited	387,445	5,193,170
		9,090,244	56,874,004
Total International Preferred Stocks		48,511,803	136,808,773

OUNCES

Commodity — 6.74%
441,517	Gold bullion (b)	217,894,842	712,432,243

PRINCIPAL

Term Loans — 0.11%

Germany 0.11%
218,754
CAD	Pfleiderer AG Revolving Credit Facility 1A due 06/30/17 (b)(c)(i)	162,057	120,125
701,307
EUR	Pfleiderer AG Revolving Credit Facility 1A due 06/30/17 (b)(c)(i)	731,169	385,110
1,299,726
USD	Pfleiderer AG Revolving Credit Facility 1A due 06/30/17 (b)(c)(i)	946,291	713,722
250,160
CAD	Pfleiderer AG Revolving Credit Facility 2A due 06/30/17 (b)(c)(i)	185,323	137,371
168,813
EUR	Pfleiderer AG Revolving Credit Facility 2A due 06/30/17 (b)(c)(i)	171,701	92,701
1,076,176
USD	Pfleiderer AG Revolving Credit Facility 2A due 06/30/17 (b)(c)(i)	783,531	590,964
1,976,466
EUR	Pfleiderer AG Term Facility 1A due 06/30/17 (b)(c)(i)	1,973,783	1,085,342

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

Germany 0.11% — (continued)
2,488,890 CAD	Pfleiderer AG Term Facility 2A due 06/30/17 (b)(c)(i)	$1,843,818	$1,366,731
10,000,000 EUR	Pfleiderer AG Term Loan due 01/07/13 (b)(c)(i)	10,395,510	5,491,328
1,292,659 EUR	Pfleiderer AG Term Loan B due 05/12/18 (b)(c)(i)	1,804,582	1,483,310
Total Term Loans		18,997,765	11,466,704

International Bonds — 1.86%

International Corporate Bonds — 0.38%

Canada 0.17%
33,554,000 USD	Catalyst Paper Corporation 7.375% due 03/01/14 (c)(i)	24,961,832	838,850
34,110,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (c)(i)(j)	30,320,584	16,884,450
		55,282,416	17,723,300
France 0.21%
10,000,000 EUR	Emin Leydier SA FRN 7.862% due 07/31/16 (c)(e)(g)(k)	14,285,831	12,305,496
8,000,000 EUR	FINEL 9.50% due 06/30/17 (c)(e)(g)	9,659,548	7,383,298
1,950,000 EUR	Wendel SA 4.875% due 09/21/15 (l)	1,816,597	2,447,563
		25,761,976	22,136,357
Total International Corporate Bonds		81,044,392	39,859,657

International Government Bonds — 1.48%

Hong Kong 1.30%
137,300,000 HKD	Hong Kong Government Bond 0.48% due 09/03/12	17,714,785	17,712,008
415,700,000 HKD	Hong Kong Government Bond 2.66% due 12/17/12	54,005,545	54,114,122
359,500,000 HKD	Hong Kong Government Bond 4.20% due 09/17/12	46,519,868	46,608,111
145,500,000 HKD	Hong Kong Government Bond 4.49% due 11/26/12	18,905,547	19,026,605
		137,145,745	137,460,846
Taiwan 0.18%
574,500,000 TWD	Taiwan Government Bond 2.375% due 01/16/13	18,038,619	19,298,890
Total International Government Bonds		155,184,364	156,759,736
Total International Bonds		236,228,756	196,619,393

U.S. Treasury Bills — 0.34%
$21,503,000	U.S. Treasury Bill 0.056% due 08/23/12	21,502,277	21,502,277
14,494,000	U.S. Treasury Bill 0.071% due 09/06/12	14,492,986	14,492,986
Total U.S. Treasury Bills		35,995,263	35,995,263

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

Commercial Paper — 16.84%

International Commercial Paper — 4.04%

Australia 0.07%
7,889,000 USD	BHP Billton Limited 0.15% due 08/22/12	$7,888,310	$7,888,310

Canada 0.08%
8,891,000 USD	Suncor Energy, Inc. 0.32% due 08/09/12	8,890,368	8,890,368

Curacao 0.04%
4,072,000 USD	Schlumberger Limited 0.15% due 08/16/12	4,071,745	4,071,745

France 1.14%
3,274,000 USD	Air Liquide SA 0.15% due 08/09/12	3,273,891	3,273,891
7,742,000 USD	Air Liquide SA 0.16% due 08/16/12	7,741,484	7,741,484
8,143,000 USD	Air Liquide SA 0.16% due 08/17/12	8,142,421	8,142,421
20,139,000 USD	Air Liquide SA 0.18% due 09/05/12	20,135,476	20,135,476
15,161,000 USD	EI du Pont de Nemours & Company 0.13% due 08/22/12	15,159,850	15,159,850
5,089,000 USD	GDF Suez SA 0.21% due 08/06/12	5,088,851	5,088,851
9,602,000 USD	GDF Suez SA 0.21% due 08/13/12	9,601,328	9,601,328
7,792,000 USD	L’Oreal SA 0.14% due 08/13/12	7,791,636	7,791,636
24,312,000 USD	Sanofi 0.13% due 08/24/12	24,309,981	24,309,981
19,205,000 USD	Total SA 0.17% due 10/11/12	19,198,561	19,192,248

Germany 0.21%
7,246,000 USD	BASF AG 0.15% due 08/15/12	7,245,577	7,245,577
5,457,000 USD	BASF AG 0.16% due 09/25/12	5,455,666	5,455,666
9,059,000 USD	Siemens Company 0.15% due 08/13/12	9,058,547	9,058,547

Italy 0.49%
3,201,000 USD	Eni S.p.A. 0.38% due 08/01/12	3,201,000	3,201,000
16,901,000 USD	Eni S.p.A. 0.50% due 08/02/12	16,900,770	16,900,770
10,161,000 USD	Eni S.p.A. 0.54% due 08/10/12	10,159,654	10,159,654
21,120,000 USD	Eni S.p.A. 0.71% due 08/15/12	21,114,250	21,114,250

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 4.04% — (continued)

Japan 0.21%
8,891,000 USD	Mitsui & Company, Limited 0.24% due 08/06/12	$8,890,704	$8,890,704
13,467,000 USD	Mitsui & Company, Limited 0.25% due 08/16/12	13,465,597	13,465,597

Switzerland 0.97%
23,150,000 USD	Nestlé SA 0.11% due 09/04/12	23,147,595	23,147,595
10,802,000 USD	Nestlé SA 0.17% due 08/29/12	10,800,572	10,800,572
2,828,000 USD	Novartis International AG 0.13% due 08/01/12	2,828,000	2,828,000
8,399,000 USD	Novartis International AG 0.13% due 08/03/12	8,398,939	8,398,939
12,675,000 USD	Novartis International AG 0.13% due 08/15/12	12,674,359	12,674,359
8,796,000 USD	Novartis International AG 0.15% due 08/09/12	8,795,707	8,795,707
18,000,000 USD	Novartis International AG 0.19% due 08/08/12	17,999,335	17,999,335
10,000,000 USD	Roche Holdings, Inc. 0.10% due 08/15/12	9,999,611	9,999,611
7,330,000 USD	Roche Holdings, Inc. 0.12% due 08/08/12	7,329,829	7,329,829

United Kingdom 0.83%
6,040,000 USD	AstraZeneca PLC 0.11% due 08/27/12	6,039,520	6,039,520
6,040,000 USD	AstraZeneca PLC 0.13% due 09/21/12	6,038,888	6,038,888
14,349,000 USD	AstraZeneca PLC 0.15% due 10/10/12	14,344,815	14,339,689
10,365,000 USD	AstraZeneca PLC 0.16% due 10/24/12	10,361,252	10,356,019
7,166,000 USD	BP PLC 0.21% due 08/20/12	7,165,206	7,165,206
3,152,000 USD	BP PLC 0.24% due 08/20/12	3,151,601	3,151,601
10,000,000 USD	BP PLC 0.47% due 09/17/12	9,993,994	9,993,994
20,000,000 USD	BP PLC 0.49% due 08/20/12	19,994,933	19,994,933
3,156,000 USD	Reed Elsevier, Inc. 0.41% due 08/02/12	3,155,965	3,155,965
7,651,000 USD	Reed Elsevier, Inc. 0.42% due 08/01/12	7,651,000	7,651,000
Total International Commercial Paper		426,656,788	426,640,116

U.S. Commercial Paper — 12.80%
$15,704,000	Abbott Laboratories 0.12% due 09/18/12	15,701,487	15,701,487

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.80% — (continued)
$13,809,000	Abbott Laboratories 0.15% due 08/07/12	$13,808,655	$13,808,655
7,691,000	Abbott Laboratories 0.15% due 08/21/12	7,690,359	7,690,359
6,887,000	Abbott Laboratories 0.15% due 08/29/12	6,886,197	6,886,197
6,507,000	Abbott Laboratories 0.15% due 09/04/12	6,506,078	6,506,078
5,046,000	Abbott Laboratories 0.16% due 09/05/12	5,045,215	5,045,215
8,203,000	Abbott Laboratories 0.17% due 09/17/12	8,201,179	8,201,179
41,151,000	Apache Corporation 0.41% due 08/06/12	41,148,714	41,148,714
8,616,000	Apache Corporation 0.42% due 08/07/12	8,615,411	8,615,411
43,317,000	Archer Daniels Midland Company 0.12% due 08/28/12	43,313,101	43,313,101
18,449,000	Archer Daniels Midland Company 0.13% due 08/03/12	18,448,867	18,448,867
15,680,000	Archer Daniels Midland Company 0.13% due 08/10/12	15,679,490	15,679,490
8,210,000	Archer Daniels Midland Company 0.14% due 08/23/12	8,209,298	8,209,298
9,411,000	Baker Hughes, Inc. 0.13% due 08/07/12	9,410,796	9,410,796
5,605,000	Campbell Soup Company 0.18% due 08/01/12	5,605,000	5,605,000
7,494,000	Campbell Soup Company 0.18% due 08/17/12	7,493,400	7,493,400
35,042,000	Chevron Corporation 0.09% due 08/10/12	35,041,212	35,041,212
14,138,000	Chevron Corporation 0.09% due 08/17/12	14,137,435	14,137,435
12,853,000	Chevron Corporation 0.09% due 08/28/12	12,852,132	12,852,132
9,793,000	Chevron Corporation 0.10% due 08/09/12	9,792,782	9,792,782
10,238,000	Coca-Cola Company 0.17% due 08/21/12	10,237,033	10,237,033
19,373,000	Coca-Cola Company 0.17% due 08/23/12	19,370,987	19,370,987
3,723,000	Coca-Cola Company 0.17% due 10/19/12	3,721,611	3,721,453
15,955,000	Coca-Cola Company 0.19% due 10/12/12	15,948,937	15,949,047
25,024,000	Coca-Cola Company 0.22% due 10/12/12	25,012,990	25,014,664
22,281,000	ConocoPhillips 0.13% due 08/08/12	22,280,437	22,280,437
13,337,000	ConocoPhillips 0.13% due 08/17/12	13,336,229	13,336,229
5,335,000	ConocoPhillips 0.17% due 08/06/12	5,334,874	5,334,874
5,306,000	ConocoPhillips 0.21% due 08/07/12	5,305,814	5,305,814
29,494,000	Deere & Company 0.17% due 08/20/12	29,491,354	29,491,354
23,150,000	Dell, Inc. 0.13% due 08/27/12	23,147,826	23,147,826
2,400,000	Devon Energy Corporation 0.25% due 08/01/12	2,400,000	2,400,000
12,176,000	Devon Energy Corporation 0.38% due 08/09/12	12,174,999	12,174,999
2,728,000	Devon Energy Corporation 0.38% due 08/10/12	2,727,748	2,727,748
9,948,000	Devon Energy Corporation 0.43% due 08/20/12	9,945,795	9,945,795
11,689,000	Dominion Resources, Inc. 0.41% due 08/13/12	11,687,441	11,687,441
4,225,000	Dominion Resources, Inc. 0.41% due 08/14/12	4,224,390	4,224,390
8,143,000	Dominion Resources, Inc. 0.41% due 08/20/12	8,141,281	8,141,281
2,416,000	Dominion Resources, Inc. 0.42% due 08/23/12	2,415,395	2,415,395
8,140,000	Dow Chemical Company 0.35% due 08/02/12	8,139,921	8,139,921
5,798,000	Duke Energy Corporation 0.45% due 08/21/12	5,796,583	5,796,583
12,789,000	Duke Energy Corporation 0.46% due 08/13/12	12,787,082	12,787,082
11,505,000	Duke Energy Corporation 0.48% due 08/09/12	11,503,798	11,503,798
12,853,000	Duke Energy Corporation 0.51% due 09/10/12	12,845,859	12,845,859
19,606,000	Ebay, Inc. 0.17% due 09/19/12	19,601,463	19,601,463
18,822,000	Emerson Electric Company 0.13% due 08/20/12	18,820,709	18,820,709
8,891,000	General Mills Inc. 0.19% due 08/15/12	8,890,343	8,890,343
3,944,000	General Mills Inc. 0.20% due 08/20/12	3,943,584	3,943,584

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.80% — (continued)
$3,156,000	General Mills Inc. 0.22% due 09/04/12	$3,155,344	$3,155,344
8,450,000	General Mills Inc. 0.24% due 09/04/12	8,448,085	8,448,085
25,000,000	Google, Inc. 0.08% due 08/07/12	24,999,667	24,999,667
18,382,000	Google, Inc. 0.08% due 08/08/12	18,381,714	18,381,714
15,913,000	Google, Inc. 0.11% due 08/16/12	15,912,271	15,912,271
9,614,000	Google, Inc. 0.12% due 08/21/12	9,613,359	9,613,359
25,705,000	Google, Inc. 0.12% due 10/03/12	25,699,602	25,695,936
11,366,000	Google, Inc. 0.12% due 10/11/12	11,363,310	11,361,545
4,056,000	Google, Inc. 0.14% due 09/12/12	4,055,338	4,055,338
10,000,000	Honeywell International, Inc. 0.20% due 09/26/12	9,996,889	9,996,889
9,690,000	Illinois Tool Works, Inc. 0.14% due 08/01/12	9,690,000	9,690,000
21,273,000	Illinois Tool Works, Inc. 0.14% due 08/14/12	21,271,925	21,271,925
10,646,000	Johnson & Johnson 0.10% due 08/13/12	10,645,645	10,645,645
25,281,000	Johnson & Johnson 0.10% due 09/13/12	25,277,980	25,277,980
26,531,000	Johnson & Johnson 0.11% due 08/01/12	26,531,000	26,531,000
25,281,000	Johnson & Johnson 0.12% due 10/17/12	25,274,512	25,272,455
10,498,000	Marathon Oil Corporation 0.41% due 08/06/12	10,497,417	10,497,417
8,891,000	Marathon Oil Corporation 0.43% due 08/14/12	8,889,652	8,889,652
11,746,000	Marathon Oil Corporation 0.43% due 08/15/12	11,744,081	11,744,081
2,400,000	McCormick & Company, Inc. 0.20% due 08/01/12	2,400,000	2,400,000
2,761,000	McDonald’s Corporation 0.11% due 08/24/12	2,760,806	2,760,806
6,733,000	McDonald’s Corporation 0.15% due 09/10/12	6,731,878	6,731,878
12,794,000	Medtronic, Inc. 0.11% due 09/25/12	12,791,850	12,791,850
10,106,000	Medtronic, Inc. 0.13% due 09/20/12	10,104,175	10,104,175
10,916,000	Medtronic, Inc. 0.14% due 08/14/12	10,915,448	10,915,448
30,000,000	Merck & Company, Inc. 0.11% due 09/07/12	29,996,608	29,996,608
7,204,000	Merck & Company, Inc. 0.13% due 08/03/12	7,203,948	7,203,948
6,083,000	Merck & Company, Inc. 0.13% due 08/15/12	6,082,692	6,082,692
20,358,000	Merck & Company, Inc. 0.13% due 10/16/12	20,352,413	20,351,207
10,829,000	Parker-Hannifin Corporation 0.13% due 08/29/12	10,827,905	10,827,905
15,778,000	PepsiCo, Inc. 0.07% due 08/24/12	15,777,294	15,777,294
8,891,000	PepsiCo, Inc. 0.08% due 08/27/12	8,890,486	8,890,486
13,884,000	Philip Morris International, Inc. 0.13% due 08/17/12	13,883,198	13,883,198
14,941,000	Philip Morris International, Inc. 0.14% due 08/16/12	14,940,128	14,940,128
11,915,000	Praxair, Inc. 0.11% due 08/01/12	11,915,000	11,915,000
6,698,000	Praxair, Inc. 0.12% due 08/24/12	6,697,486	6,697,486
10,820,000	Praxair, Inc. 0.13% due 08/13/12	10,819,531	10,819,531
2,000,000	Precision Castparts Corporation 0.20% due 08/01/12	2,000,000	2,000,000
6,107,000	Precision Castparts Corporation 0.22% due 08/03/12	6,106,925	6,106,925
30,159,000	Proctor & Gamble Company 0.14% due 08/06/12	30,158,414	30,158,414
24,415,000	Stanley Black & Decker Inc. 0.36% due 08/02/12	24,414,763	24,414,763
13,691,000	Texas Instruments, Inc. 0.11% due 08/09/12	13,690,665	13,690,665
4,839,000	Texas Instruments, Inc. 0.11% due 08/28/12	4,838,601	4,838,601
8,218,000	Texas Instruments, Inc. 0.11% due 08/29/12	8,217,297	8,217,297
10,805,000	United Technologies Corporation 0.14% due 08/02/12	10,804,958	10,804,958
21,126,000	United Technologies Corporation 0.18% due 09/18/12	21,120,930	21,120,930
5,457,000	United Technologies Corporation 0.20% due 09/25/12	5,455,333	5,455,333

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.80% — (continued)
$4,446,000	Verizon Communications, Inc. 0.28% due 08/02/12	$4,445,965	$4,445,965
29,754,000	Verizon Communications, Inc. 0.30% due 08/07/12	29,752,512	29,752,512
8,218,000	Verizon Communications, Inc. 0.31% due 08/14/12	8,217,080	8,217,080
9,254,000	Verizon Communications, Inc. 0.32% due 08/21/12	9,252,355	9,252,355
10,282,000	Verizon Communications, Inc. 0.33% due 08/21/12	10,280,115	10,280,115
14,517,000	Verizon Communications, Inc. 0.36% due 09/04/12	14,512,201	14,512,201
4,109,000	Wal-Mart Stores, Inc. 0.10% due 08/20/12	4,108,783	4,108,783
8,218,000	WellPoint, Inc. 0.30% due 08/31/12	8,215,946	8,215,946
4,373,000	WellPoint, Inc. 0.31% due 08/10/12	4,372,661	4,372,661
5,387,000	WellPoint, Inc. 0.34% due 08/27/12	5,385,677	5,385,677
12,853,000	WellPoint, Inc. 0.42% due 10/02/12	12,843,925	12,845,308
3,944,000	WellPoint, Inc. 0.42% due 10/09/12	3,940,901	3,941,339
3,944,000	WellPoint, Inc. 0.42% due 10/10/12	3,940,856	3,941,301
Total U.S. Commercial Paper		1,353,436,791	1,353,431,989
Total Commercial Paper		1,780,093,579	1,780,072,105
Total Investments — 99.40%		$9,062,780,104	10,504,977,968
Other Assets in Excess of Liabilities — 0.60%			63,107,776
Net Assets — 100.00%			$10,568,085,744

(a)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(b)	Non-income producing security/commodity.
(c)	Security is deemed illiquid. At July 31, 2012, the value of these securities amounted to $107,311,355 or 1.02% of net assets.
(d)	Represents variable voting shares.
(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $50,519,478 or 0.48% of net assets.
(f)	Represents non-voting class of shares.
(g)	Represents securities that are subject to legal or contractual restrictions on resale. At July 31, 2012, the value of these securities amounted to $45,088,386 or 0.43% of net assets.
(h)	Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(i)	Issuer is in default.
(j)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(k)	Floating rate security. Rate shown is the rate in effect at July 31, 2012.
(l)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2012, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,271,802,987
Gross unrealized depreciation	(829,605,123)
Net unrealized appreciation	$1,442,197,864

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

Currencies
CAD	—	Canadian Dollar
EUR	—	Euro
HKD	—	Hong Kong Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA FRN 7.862% due 07/31/16	07/30/09	$14,285,831	$1.23
FINEL 9.50% due 06/30/17	06/22/05	9,659,548	0.92
FINEL	07/14/99	9,166,547	0.44
Fregate	04/30/04	23,119,325	22.61

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2012	UNREALIZED APPRECIATION AT JULY 31, 2012	UNREALIZED DEPRECIATION AT JULY 31, 2012
09/12/12	129,656,000	Euro	$169,768,973	$159,623,523	$10,145,450	$—
10/17/12	53,575,000	Euro	70,467,233	65,989,185	4,478,048	—
11/14/12	163,875,000	Euro	213,554,161	201,780,194	11,773,967	—
01/16/13	156,358,000	Euro	192,957,451	192,813,548	143,903	—
09/12/12	24,920,285,000	Japanese Yen	309,663,209	318,951,624	—	(9,288,415)
10/17/12	13,316,567,000	Japanese Yen	165,174,917	170,509,761	—	(5,334,844)
12/12/12	22,599,758,000	Japanese Yen	284,042,287	289,542,360	—	(5,500,073)
01/16/13	49,872,808,000	Japanese Yen	630,170,717	638,823,203	—	(8,652,486)
			$2,035,798,948	$2,038,033,398	$26,541,368	$(28,775,818)

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2011	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31, 2012	MARKET VALUE JULY 31, 2012	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
As One Corporation	1,286,140	—	—	1,286,140	$27,708,818	$—	$674,142
Chofu Seisakusho Company Limited	2,023,800	—	—	2,023,800	44,869,768	—	716,050
Deutsche Wohnen AG	6,418,531	2,335,528	1,091,098	7,662,961	127,960,402	1,453,451	2,318,286
FINEL	11,593,581	—	—	11,593,581	5,135,932	—	—
Fregate	895,904	512	—	896,416	20,263,660	—	13,724,302
Fursys, Inc.	872,463	—	—	872,463	21,876,684	—	441,271
Haw Par Corporation Limited	23,192,830	—	—	23,192,830	113,681,208	—	2,560,016
Icom, Inc.*	815,690	—	675,080	140,610	3,124,667	(1,418,085)	26,752
Japan Wool Textile Company Limited	6,577,300	—	—	6,577,300	44,345,130	—	1,400,132
Jumbo SA	7,182,037	3,540,401	—	10,722,438	39,979,311	—	2,074,071
Laurent-Perrier	558,938	—	—	558,938	48,854,501	—	581,519
Maezawa Kasei Industries Company Limited	2,068,330	—	—	2,068,330	22,968,214	—	290,364
Matsumoto Yushi-Seiyaku Company Limited	1,058,246	—	—	1,058,246	21,803,943	—	594,377
Nagaileben Company Limited	2,013,324	—	—	2,013,324	30,573,986	—	—
Nitto Kohki Company Limited	2,657,590	—	—	2,657,590	56,881,572	—	477,552
Robertet SA	235,837	—	—	235,837	34,897,648	—	683,323
Sansei Yusoki Company Limited*	1,215,770	—	404,280	811,490	3,976,213	(2,130,127)	70,446

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2011	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31, 2012	MARKET VALUE JULY 31, 2012	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Shimano, Inc.*	4,886,870	—	945,200	3,941,670	$263,231,848	$41,175,743	$3,360,042
Shingakukai Company Limited	1,424,100	—	4,600	1,419,500	5,375,449	(25,471)	159,973
Spotless Group Limited*	15,791,758	—	15,791,758	—	—	4,211,607	1,358,730
Sucrière de Pithiviers-Le-Vieil*	39,143	—	39,143	—	—	72,548,333	—
T. Hasegawa Company Limited	3,206,911	—	—	3,206,911	42,340,333	—	360,123
Teems, Inc.*	146,969	—	131,005	15,964	156,022	115,873	21,238
Wienerberger AG	5,294,031	621,755	—	5,915,786	49,865,728	—	770,856
Yomeishu Seizo Company Limited	2,535,900	—	—	2,535,900	22,839,808	—	512,755
Total					$1,052,710,845	$115,931,324	$33,176,320

*Not an affiliated issuer as of July 31, 2012.

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	10.39%
Consumer Staples	7.84
Energy	4.42
Financials	9.70
Health Care	6.84
Industrials	15.15
Information Technology	5.56
Materials	9.63
Telecommunication Services	1.76
Utilities	0.63
Total International Common Stocks	71.92
U.S. Common Stock
Materials	0.29
Total U.S. Common Stock	0.29
International Preferred Stocks
Consumer Discretionary	0.76
Consumer Staples	0.05
Information Technology	0.49
Total International Preferred Stocks	1.30
Commodity	6.74
Term Loans	0.11
International Bonds
Financials	0.09
Government Issues	1.48
Materials	0.29
Total International Bonds	1.86
U.S. Treasury Bills	0.34
Commercial Paper
International Commercial Paper	4.04
U.S. Commercial Paper	12.80
Total Commercial Paper	16.84
Total Investments	99.40%

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

FIRST EAGLE

U.S. Value Fund

Schedule of Investments • Period Ended July 31, 2012 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 71.29%

U.S. Common Stocks — 63.86%

Consumer Discretionary 4.72%
2,438,946	Comcast Corporation, Class ‘A’	$44,510,095	$77,875,546
865,380	Omnicom Group, Inc.	29,142,116	43,424,768
441,276	International Speedway Corporation, Class ‘A’	13,039,953	11,314,317
590	St. John Knits International, Inc. (a)(b)	18,290	3,333
		86,710,454	132,617,964
Consumer Staples 5.59%
2,440,500	Sysco Corporation	69,941,483	71,726,295
310,470	Colgate-Palmolive Company	24,884,465	33,332,059
230,910	Lorillard, Inc.	18,274,767	29,704,262
298,434	Wal-Mart Stores, Inc.	14,294,481	22,212,443
		127,395,196	156,975,059
Energy 4.89%
1,017,408	ConocoPhillips	46,509,238	55,387,692
495,110	Devon Energy Corporation	28,777,022	29,270,903
468,076	Phillips 66	13,142,406	17,599,658
182,753	Apache Corporation	12,681,438	15,738,688
109,071	SEACOR Holdings, Inc. (a)	8,291,938	9,265,582
350,718	San Juan Basin Royalty Trust	10,175,122	5,716,703
94,454	Helmerich & Payne, Inc.	1,871,008	4,392,111
		121,448,172	137,371,337
Financials 16.42%
2,634,204	Bank of New York Mellon Corporation	64,331,532	56,055,861
1,322,150	Cincinnati Financial Corporation	35,979,608	50,030,156
362	Berkshire Hathaway, Inc., Class ‘A’ (a)	35,598,996	46,135,090
767,090	American Express Company	24,587,690	44,268,764
1,388,386	BB&T Corporation	34,964,656	43,553,669
1,802,569	Weyerhaeuser Company, REIT	29,787,045	42,089,986
117,066	Alleghany Corporation (a)	34,293,700	40,482,593
1,133,543	U.S. Bancorp	28,174,022	37,973,691
753,107	Plum Creek Timber Company, Inc., REIT	26,873,535	30,568,613
671,735	WR Berkley Corporation	18,780,775	24,605,653
370,729	Rayonier, Inc., REIT	8,796,435	17,680,066
111,272	Visa, Inc., Class ‘A’	8,072,605	14,361,877
30,859	Mastercard, Inc., Class ‘A’	7,849,654	13,472,114
		358,090,253	461,278,133

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 63.86% — (continued)

Health Care 1.78%
717,380	WellPoint, Inc.	$40,049,472	$38,229,180
169,270	Johnson & Johnson	10,123,420	11,716,870
		50,172,892	49,946,050
Industrials 8.83%
636,940	3M Company	47,534,193	58,108,036
1,219,970	Cintas Corporation	36,915,327	48,347,411
655,085	Northrop Grumman Corporation	38,909,740	43,366,627
439,695	Lockheed Martin Corporation	31,929,898	39,251,573
749,475	Alliant Techsystems, Inc.	51,821,140	34,715,682
887,051	Insteel Industries, Inc. (c)	9,879,258	8,835,028
129,522	Unifirst Corporation	3,733,728	8,110,667
513,899	Blount International, Inc. (a)	4,856,281	7,307,644
		225,579,565	248,042,668
Information Technology 14.08%
2,548,254	Microsoft Corporation	64,704,042	75,097,046
4,334,693	Cisco Systems, Inc.	74,966,479	69,138,353
1,872,995	Oracle Corporation	52,483,105	56,564,449
1,676,994	Intel Corporation	32,150,578	43,098,746
1,267,360	Linear Technology Corporation	34,323,276	40,872,360
1,840,310	Rofin-Sinar Technologies, Inc. (a)(c)	42,514,481	33,364,820
43,456	Google, Inc., Class ‘A’ (a)	23,794,562	27,506,344
863,730	Texas Instruments, Inc.	23,090,716	23,528,005
353,471	Automatic Data Processing, Inc.	13,637,378	19,988,785
125,300	KLA-Tencor Corporation (d)	4,277,599	6,379,023
		365,942,216	395,537,931
Materials 4.15%
672,467	Scotts Miracle-Gro Company, Class ‘A’	29,427,519	26,831,433
598,612	Newmont Mining Corporation	29,016,804	26,620,276
624,872	Vulcan Materials Company	27,379,122	24,207,541
255,880	Martin Marietta Materials, Inc.	22,000,503	19,226,823
153,950	Ashland, Inc.	7,479,341	10,836,540
142,850	Deltic Timber Corporation	7,367,015	8,829,559
		122,670,304	116,552,172
Utilities 3.40%
1,184,103	FirstEnergy Corporation	45,783,800	59,465,653
371,420	Entergy Corporation	24,857,694	26,991,092
216,687	IDACorp, Inc.	6,780,723	9,144,191
		77,422,217	95,600,936
Total U.S. Common Stocks		1,535,431,269	1,793,922,250

International Common Stocks — 7.43%

Australia 1.11%
1,260,347	Newcrest Mining Limited	42,543,624	31,139,048

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 7.43% — (continued)

Canada 3.44%
775,000	Agnico-Eagle Mines Limited	$36,681,592	$34,022,693
1,164,581	Nexen, Inc.	18,481,903	29,580,357
2,116,349	Penn West Petroleum Limited	35,508,506	28,803,510
120,000	Goldcorp, Inc.	4,274,336	4,324,800
		94,946,337	96,731,360
France 1.17%
808,762	Sanofi, ADR	30,754,162	32,868,088

Mexico 0.45%
552,000	Fresnillo PLC	15,192,578	12,598,176

South Africa 0.74%
1,611,400	Gold Fields Limited, ADR	24,332,218	20,787,060

United Kingdom 0.52%
392,763	Willis Group Holdings PLC	9,953,607	14,524,376
Total International Common Stocks		217,722,526	208,648,108
Total Common Stocks		1,753,153,795	2,002,570,358

U.S. Preferred Stock — 0.15%

Consumer Staples 0.15%
168,915	Seneca Foods Corporation, Series ‘2003’ (a)(b)(e)(f)	2,542,171	4,168,822

Warrant — 0.34%

United States — 0.34%
939,766	JPMorgan Chase & Company Warrant expire 10/28/18 (a)	11,329,284	9,454,046

OUNCES

Commodity — 4.13%
71,835	Gold bullion (a)	72,521,699	115,912,879

PRINCIPAL

Bonds — 2.45%

International Corporate Bond — 0.17%

Canada 0.17%
10,000,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (b)(g)(h)	8,615,105	4,950,000

U.S. Corporate Bonds — 2.28%
$600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	519,390	504,750
23,411,000	Citgo Petroleum Corporation 11.50% due 07/01/17 (h)	25,984,026	26,688,540
5,975,000	Mueller Water Products, Inc. 7.375% due 06/01/17	4,968,516	6,094,500
3,000,000	New Albertsons, Inc. 7.25% due 05/01/13	2,973,750	2,951,250
2,000,000	PulteGroup, Inc. 6.25% due 02/15/13	1,970,970	2,055,000
10,169,000	Sealy Mattress Company 8.25% due 06/15/14	8,618,665	10,105,444
9,065,000	Toys R Us, Inc. 7.875% due 04/15/13	9,255,558	9,495,678
5,877,000	Yankee Candle Company, Inc. Series ‘B’ 9.75% due 02/15/17	5,872,717	6,134,119
Total U.S. Corporate Bonds		60,163,592	64,029,281
Total Bonds		68,778,697	68,979,281

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Treasury Bills — 3.02%
$9,953,000	U.S. Treasury Bill 0.07% due 09/06/12	$9,952,303	$9,952,303
15,000,000	U.S. Treasury Bill 0.13% due 08/23/12	14,998,809	14,998,809
30,000,000	U.S. Treasury Bill 0.13% due 10/18/12	29,991,550	29,994,150
30,000,000	U.S. Treasury Bill 0.14% due 08/23/12	29,997,525	29,997,525
Total U.S. Treasury Bills		84,940,187	84,942,787

Commercial Paper — 18.36%

International Commercial Paper — 5.40%

Australia 0.18%
4,989,000 USD	BHP Billton Limited 0.15% due 08/22/12	4,988,563	4,988,563

Canada 0.14%
3,996,000 USD	Suncor Energy, Inc. 0.32% due 08/09/12	3,995,716	3,995,716

Curacao 0.04%
1,166,000 USD	Schlumberger Limited 0.15% due 08/16/12	1,165,927	1,165,927

France 1.75%
2,432,000 USD	Air Liquide SA 0.15% due 08/09/12	2,431,919	2,431,919
2,334,000 USD	Air Liquide SA 0.16% due 08/17/12	2,333,834	2,333,834
4,844,000 USD	Air Liquide SA 0.18% due 09/05/12	4,843,152	4,843,152
3,359,000 USD	GDF Suez SA 0.21% due 08/06/12	3,358,902	3,358,902
4,317,000 USD	GDF Suez SA 0.21% due 08/13/12	4,316,698	4,316,698
3,414,000 USD	L’Oreal SA 0.14% due 08/13/12	3,413,841	3,413,841
19,827,000 USD	Sanofi 0.13% due 08/24/12	19,825,353	19,825,353
8,632,000 USD	Total SA 0.17% due 10/11/12	8,629,106	8,626,268

Germany 0.69%
4,977,000 USD	BASF AG 0.15% due 08/15/12	4,976,710	4,976,710
4,053,000 USD	BASF AG 0.16% due 09/25/12	4,052,009	4,052,009
10,204,000 USD	Siemens Company 0.15% due 08/13/12	10,203,490	10,203,490

Italy 0.55%
5,759,000 USD	Eni S.p.A. 0.38% due 08/01/12	5,759,000	5,759,000
3,290,000 USD	Eni S.p.A. 0.50% due 08/02/12	3,289,955	3,289,955

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 5.40% — (continued)

Italy 0.55% — (continued)
6,426,000 USD	Eni S.p.A. 0.54% due 08/10/12	$6,425,149	$6,425,149

Japan 0.14%
3,997,000 USD	Mitsui & Company Limited 0.24% due 08/06/12	3,996,867	3,996,867

Switzerland 0.98%
5,569,000 USD	Nestlé SA 0.11% due 09/04/12	5,568,422	5,568,422
4,165,000 USD	Nestlé SA 0.17% due 08/29/12	4,164,449	4,164,449
3,021,000 USD	Novartis International AG 0.13% due 08/03/12	3,020,978	3,020,978
2,468,000 USD	Novartis International AG 0.13% due 08/15/12	2,467,875	2,467,875
6,728,000 USD	Novartis International AG 0.15% due 08/09/12	6,727,776	6,727,776
5,607,000 USD	Roche Holdings, Inc. 0.12% due 08/08/12	5,606,869	5,606,869

United Kingdom 0.93%
6,803,000 USD	AstraZeneca PLC 0.11% due 08/27/12	6,802,459	6,802,459
6,803,000 USD	AstraZeneca PLC 0.13% due 09/21/12	6,801,747	6,801,747
3,451,000 USD	AstraZeneca PLC 0.15% due 10/10/12	3,449,993	3,448,761
2,018,000 USD	AstraZeneca PLC 0.16% due 10/24/12	2,017,270	2,016,251
2,763,000 USD	BP PLC 0.21% due 08/20/12	2,762,694	2,762,694
2,411,000 USD	BP PLC 0.24% due 08/20/12	2,410,695	2,410,695
1,996,000 USD	Reed Elsevier, Inc. 0.41% due 08/02/12	1,995,978	1,995,978
Total International Commercial Paper		151,803,396	151,798,307

U.S. Commercial Paper — 12.96%
$6,642,000	Abbott Laboratories 0.15% due 08/07/12	6,641,834	6,641,834
3,099,000	Apache Corporation 0.42% due 08/07/12	3,098,788	3,098,788
5,288,000	Archer Daniels Midland Company 0.13% due 08/03/12	5,287,962	5,287,962
2,953,000	Archer Daniels Midland Company 0.14% due 08/23/12	2,952,747	2,952,747
1,403,000	Baker Hughes, Inc. 0.13% due 08/07/12	1,402,970	1,402,970
2,171,000	Campbell Soup Company 0.18% due 08/01/12	2,171,000	2,171,000
10,141,000	Chevron Corporation 0.09% due 08/10/12	10,140,772	10,140,772
7,986,000	Chevron Corporation 0.10% due 08/09/12	7,985,823	7,985,823
3,947,000	Coca-Cola Company 0.17% due 08/21/12	3,946,627	3,946,627
2,308,000	Coca-Cola Company 0.17% due 08/23/12	2,307,760	2,307,760
1,673,000	Coca-Cola Company 0.17% due 10/19/12	1,672,376	1,672,305

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.96% — (continued)

$3,024,000	Coca-Cola Company 0.19% due 10/12/12	$3,022,851	$3,022,872
6,000,000	Coca-Cola Company 0.22% due 08/02/12	5,999,963	5,999,963
3,000,000	Coca-Cola Company 0.22% due 09/12/12	2,999,230	2,999,230
9,606,000	ConocoPhillips 0.13% due 08/08/12	9,605,757	9,605,757
5,995,000	ConocoPhillips 0.13% due 08/17/12	5,994,654	5,994,654
3,082,000	ConocoPhillips 0.17% due 08/06/12	3,081,927	3,081,927
792,000	ConocoPhillips 0.21% due 08/07/12	791,972	791,972
5,569,000	Dell, Inc. 0.13% due 08/27/12	5,568,477	5,568,477
4,320,000	Devon Energy Corporation 0.25% due 08/01/12	4,320,000	4,320,000
5,334,000	Devon Energy Corporation 0.38% due 08/09/12	5,333,561	5,333,561
2,027,000	Devon Energy Corporation 0.38% due 08/10/12	2,026,812	2,026,812
5,121,000	Dominion Resources, Inc. 0.41% due 08/13/12	5,120,317	5,120,317
2,551,000	Dominion Resources, Inc. 0.41% due 08/14/12	2,550,631	2,550,631
2,721,000	Dominion Resources, Inc. 0.42% due 08/23/12	2,720,318	2,720,318
9,803,000	Dow Chemical Company 0.36% due 08/02/12	9,802,905	9,802,905
3,981,000	Duke Energy Corporation 0.45% due 08/21/12	3,980,027	3,980,027
3,066,000	Duke Energy Corporation 0.46% due 08/13/12	3,065,540	3,065,540
2,386,000	Duke Energy Corporation 0.48% due 08/09/12	2,385,751	2,385,751
15,989,000	Ebay, Inc. 0.17% due 09/19/12	15,985,300	15,985,300
2,805,000	Emerson Electric Company 0.13% due 08/20/12	2,804,808	2,804,808
3,996,000	General Mills, Inc. 0.19% due 08/15/12	3,995,705	3,995,705
2,495,000	General Mills, Inc. 0.20% due 08/20/12	2,494,737	2,494,737
1,996,000	General Mills, Inc. 0.22% due 09/04/12	1,995,585	1,995,585
1,645,000	General Mills, Inc. 0.24% due 09/04/12	1,644,627	1,644,627
5,000,000	Google, Inc. 0.08% due 08/07/12	4,999,933	4,999,933
3,873,000	Google, Inc. 0.08% due 08/08/12	3,872,940	3,872,940
8,411,000	Google, Inc. 0.11% due 08/16/12	8,410,614	8,410,614
2,357,000	Google, Inc. 0.12% due 10/11/12	2,356,442	2,356,076
18,000,000	Honeywell International, Inc. 0.20% due 09/27/12	17,994,300	17,994,300
1,138,000	Illinois Tool Works, Inc. 0.14% due 08/01/12	1,138,000	1,138,000
4,032,000	Illinois Tool Works, Inc. 0.14% due 08/14/12	4,031,796	4,031,796
4,606,000	Johnson & Johnson 0.10% due 09/13/12	4,605,450	4,605,450
3,959,000	Johnson & Johnson 0.11% due 08/01/12	3,959,000	3,959,000
15,000,000	Johnson & Johnson 0.11% due 08/13/12	14,999,450	14,999,450
4,606,000	Johnson & Johnson 0.12% due 10/17/12	4,604,818	4,604,443
3,776,000	Marathon Oil Corporation 0.41% due 08/06/12	3,775,790	3,775,790
3,996,000	Marathon Oil Corporation 0.43% due 08/14/12	3,995,394	3,995,394
2,287,000	Marathon Oil Corporation 0.43% due 08/15/12	2,286,626	2,286,626
4,320,000	McCormick & Company, Inc. 0.20% due 08/01/12	4,320,000	4,320,000
1,746,000	McDonald’s Corporation 0.11% due 08/24/12	1,745,877	1,745,877
4,875,000	Medtronic, Inc. 0.14% due 08/14/12	4,874,754	4,874,754
5,000,000	Merck & Company, Inc. 0.11% due 09/07/12	4,999,435	4,999,435
6,683,000	Merck & Company, Inc. 0.13% due 08/03/12	6,682,952	6,682,952
5,835,000	Merck & Company, Inc. 0.13% due 10/16/12	5,833,399	5,833,053
9,979,000	PepsiCo, Inc. 0.07% due 08/24/12	9,978,554	9,978,554
3,996,000	PepsiCo, Inc. 0.08% due 08/27/12	3,995,769	3,995,769
8,781,000	Philip Morris International, Inc. 0.13% due 08/17/12	8,780,493	8,780,493

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.96% — (continued)

$5,374,000	Philip Morris International, Inc. 0.14% due 08/16/12	$5,373,686	$5,373,686
7,194,000	Praxair, Inc. 0.11% due 08/01/12	7,194,000	7,194,000
2,409,000	Praxair, Inc. 0.12% due 08/24/12	2,408,815	2,408,815
3,600,000	Precision Castparts Corporation 0.20% due 08/01/12	3,600,000	3,600,000
1,751,000	Precision Castparts Corporation 0.22% due 08/03/12	1,750,979	1,750,979
3,639,000	Stanley Black & Decker, Inc. 0.36% due 08/02/12	3,638,965	3,638,965
1,609,000	Texas Instruments, Inc. 0.11% due 08/09/12	1,608,961	1,608,961
1,704,000	Texas Instruments, Inc. 0.11% due 08/29/12	1,703,854	1,703,854
4,734,000	United Technologies Corporation 0.14% due 08/02/12	4,733,982	4,733,982
12,755,000	United Technologies Corporation 0.18% due 09/18/12	12,751,939	12,751,939
4,053,000	United Technologies Corporation 0.20% due 09/25/12	4,051,762	4,051,762
1,998,000	Verizon Communications, Inc. 0.28% due 08/02/12	1,997,984	1,997,984
4,725,000	Verizon Communications, Inc. 0.30% due 08/07/12	4,724,764	4,724,764
1,704,000	Verizon Communications, Inc. 0.31% due 08/14/12	1,703,809	1,703,809
10,283,000	Verizon Communications, Inc. 0.33% due 08/21/12	10,281,172	10,281,172
852,000	Wal-Mart Stores, Inc. 0.10% due 08/20/12	851,955	851,955
1,704,000	WellPoint, Inc. 0.30% due 08/31/12	1,703,574	1,703,574
1,884,000	WellPoint, Inc. 0.31% due 08/10/12	1,883,854	1,883,854
2,495,000	WellPoint, Inc. 0.42% due 10/09/12	2,493,039	2,493,317
2,495,000	WellPoint, Inc. 0.42% due 10/10/12	2,493,011	2,493,292
Total U.S. Commercial Paper		364,092,005	364,091,427
Total Commercial Paper		515,895,401	515,889,734
Total Investment Portfolio Excluding Option Written — 99.74%		$2,509,161,234	2,801,917,907

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Option Written — (0.00)% (Premium Received: $375,887)
1,253	KLA-Tencor Corporation	$55.00	September 2012	(62,650)
Total Investments — 99.74% (Cost: $2,508,785,347)				2,801,855,257
Other Assets in Excess of Liabilities — 0.26%				7,322,367
Net Assets — 100.00%				$2,809,177,624

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At July 31, 2012, the value of these securities amounted to $9,626,905 or 0.34% of net assets.
(c)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)	At July 31, 2012, all or a portion of this security was segregated to cover collateral requirement for options.
(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $4,168,822 or 0.15% of net assets.
(f)	This security is convertible until December 31, 2049.
(g)	Issuer is in default.
(h)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

At July 31, 2012, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$385,921,996
Gross unrealized depreciation	(92,852,086)
Net unrealized appreciation	$293,069,910

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currencies
USD	—	United States Dollar

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2011	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31, 2012	MARKET VALUE JULY 31, 2012	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Insteel Industries, Inc.	816,751	70,300	—	887,051	$8,835,028	$—	$78,995
Rofin-Sinar Technologies, Inc.	1,187,010	653,300	—	1,840,310	33,364,820	—	—
Total					$42,199,848	$—	$78,995

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	4.72%
Consumer Staples	5.59
Energy	4.89
Financials	16.42
Health Care	1.78
Industrials	8.83
Information Technology	14.08
Materials	4.15
Utilities	3.40
Total U.S. Common Stocks	63.86
International Common Stocks
Energy	2.08
Financials	0.52
Health Care	1.17
Materials	3.66
Total International Common Stocks	7.43
U.S. Preferred Stock
Consumer Staples	0.15
Total U.S. Preferred Stock	0.15
Warrant	0.34
Commodity	4.13
International Corporate Bond
Materials	0.17
Total International Corporate Bond	0.17
U.S. Corporate Bonds
Consumer Discretionary	1.01
Consumer Staples	0.10
Energy	0.95
Industrials	0.22
Total U.S. Corporate Bonds	2.28
U.S. Treasury Bills	3.02
Commercial Paper
International Commercial Paper	5.40
U.S. Commercial Paper	12.96
Total Commercial Paper	18.36
Covered Call Option Written	(0.00)
Total Investments	99.74%

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

FIRST EAGLE

Gold Fund

Consolidated Schedule of Investments • Period Ended July 31, 2012 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 74.49%

International Common Stocks — 66.14%

Africa 5.07%
1,461,736	Randgold Resources Limited, ADR	$40,542,548	$130,796,137

Australia 7.17%
5,106,092	Newcrest Mining Limited	155,393,729	126,154,815
10,790,230	CGA Mining Limited (a)(b)	21,440,353	22,172,443
4,118,481	Kingsgate Consolidated Limited	18,612,918	17,579,659
2,613,520	Medusa Mining Limited	12,846,050	13,353,940
20,556,095	Intrepid Mines Limited (a)	28,943,934	4,754,563
9,288,115	St. Augustine Gold and Copper Limited (a)(c)	9,748,196	1,065,470
		246,985,180	185,080,890
Canada 34.97%
4,789,048	Agnico-Eagle Mines Limited	238,260,795	210,240,401
3,743,920	Goldcorp, Inc.	124,274,052	134,930,877
13,451,872	Kinross Gold Corporation	181,903,560	111,785,056
2,732,846	Barrick Gold Corporation	94,646,100	89,855,976
6,901,692	IAMGOLD Corporation	43,187,558	77,106,185
5,870,531	New Gold, Inc. (a)	10,479,009	59,788,650
1,003,033	Franco-Nevada Corporation	17,431,540	48,966,020
5,274,540	Osisko Mining Corporation (a)(b)	41,215,497	45,090,083
1,859,157	Eldorado Gold Corporation	14,266,351	20,121,550
2,419,196	Dundee Precious Metals, Inc. (a)(b)	4,875,920	18,846,804
17,648,120	Lake Shore Gold Corporation (a)	54,589,416	18,132,233
2,815,100	Alacer Gold Corporation (a)	12,734,387	16,708,075
744,260	Detour Gold Corporation (a)(b)	16,953,437	16,511,065
2,304,450	Aurizon Mines Limited (a)	2,313,396	10,229,229
5,451,680	Gabriel Resources Limited (a)	32,031,903	9,571,029
2,792,500	SEMAFO, Inc.	12,180,744	8,802,294
3,307,970	Orezone Gold Corporation (a)(b)	12,434,320	4,124,651
835,903	Guyana Goldfields, Inc. (a)	7,312,352	1,851,077
		921,090,337	902,661,255
Mexico 6.74%
4,197,841	Fresnillo PLC	16,620,435	95,806,416
1,915,577	Industrias Peñoles S.A.B. de C.V.	6,673,612	78,179,484
		23,294,047	173,985,900
South Africa 12.19%
3,931,189	AngloGold Ashanti Limited, ADR	144,762,375	133,699,738

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 66.14% — (continued)

South Africa 12.19% — (continued)
6,921,044	Gold Fields Limited, ADR	$93,344,394	$89,281,468
8,064,515	Harmony Gold Mining Company Limited, ADR	81,951,256	79,193,537
20,686,130	Great Basin Gold Limited (a)	18,831,221	12,380,726
		338,889,246	314,555,469
Total International Common Stocks		1,570,801,358	1,707,079,651

U.S. Common Stocks — 8.35%

Materials 8.35%
2,330,777	Newmont Mining Corporation	101,476,523	103,649,653
917,401	Royal Gold, Inc.	16,302,196	69,428,907
2,796,540	Tahoe Resources, Inc. (a)(b)	38,160,239	42,289,822
Total U.S. Common Stocks		155,938,958	215,368,382
Total Common Stocks		1,726,740,316	1,922,448,033

International Preferred Stock — 0.19%

South Africa 0.19%
120,000	AngloGold Ashanti Holdings Finance PLC 6.00% (d)	6,000,000	4,918,800

Investment Company — 0.02%
487,809	State Street Institutional U.S. Government Money Market Fund, Institutional Class	487,809	487,809

Warrants — 0.04%

Canada — 0.04%
5,500,000	Great Basin Gold Limited Warrant expire 03/30/14 (a)	664,820	768,081
666,680	Primero Mining Corporation Warrant expire 07/15/20 (a)(b)	558,606	304,245
500,000	St. Augustine Gold & Copper Warrant expire 11/17/2012 (a)(c)(e)(f)	0	0
Total Warrants		1,223,426	1,072,326

OUNCES

Commodity — 21.35%
341,566	Gold bullion (a)	185,268,444	551,151,290

PRINCIPAL

International Convertible Bonds — 1.24%

Canada 1.16%
30,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (e)(f)(g)	30,000,000	30,000,000

South Africa 0.08%
2,000,000 CAD	Great Basin Gold Limited 8.00% due 11/30/14 (b)(h)	1,900,057	1,874,314
Total International Convertible Bonds		31,900,057	31,874,314

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

Commercial Paper — 2.75%

International Commercial Paper — 0.99%

France 0.47%
2,012,000 USD	Air Liquide SA 0.18% due 09/05/12	$2,011,648	$2,011,648
1,611,000 USD	L’Oreal SA 0.14% due 08/13/12	1,610,925	1,610,925
8,501,000 USD	Sanofi 0.13% due 08/24/12	8,500,294	8,500,294

Italy 0.37%
9,600,000 USD	Eni S.p.A. 0.38% due 08/01/12	9,600,000	9,600,000

Switzerland 0.09%
2,313,000 USD	Nestlé SA 0.11% due 09/04/12	2,312,760	2,312,760

United Kingdom 0.06%
1,434,000 USD	AstraZeneca PLC 0.15% due 10/10/12	1,433,582	1,433,069
Total International Commercial Paper		25,469,209	25,468,696

U.S. Commercial Paper — 1.76%
$1,711,000	Campbell Soup Company 0.18% due 08/01/12	1,711,000	1,711,000
3,424,000	Chevron Corporation 0.10% due 08/09/12	3,423,924	3,423,924
2,313,000	Dell, Inc. 0.13% due 08/27/12	2,312,783	2,312,783
7,200,000	Devon Energy Corporation 0.25% due 08/01/12	7,200,000	7,200,000
2,518,000	Devon Energy Corporation 0.38% due 08/09/12	2,517,793	2,517,793
2,417,000	Dominion Resources, Inc. 0.41% due 08/13/12	2,416,677	2,416,677
6,855,000	Ebay, Inc. 0.17% due 09/19/12	6,853,414	6,853,414
7,200,000	McCormick & Company, Inc. 0.20% due 08/01/12	7,200,000	7,200,000
3,663,000	Medtronic, Inc. 0.14% due 08/14/12	3,662,815	3,662,815
6,000,000	Precision Castparts Corporation 0.20% due 08/01/12	6,000,000	6,000,000
2,234,000	United Technologies Corporation 0.14% due 08/02/12	2,233,991	2,233,991
Total U.S. Commercial Paper		45,532,397	45,532,397
Total Commercial Paper		71,001,606	71,001,093
Total Investments — 100.08%		$2,022,621,658	2,582,953,665
Liabilities in Excess of Other Assets — (0.08)%			(2,054,559)
Net Assets — 100.00%			$2,580,899,106

(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)

Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(d)	This security is convertible until August 9, 2013.
(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $30,000,000 or 1.16% of net assets.
(f)	Security is deemed illiquid. At July 31, 2012, the value of these securities amounted to $30,000,00 or 1.16% of net assets.
(g)	This security is convertible until November 30, 2017.
(h)	This security is convertible until November 30, 2014.

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

At July 31, 2012, cost is substantially identical for both book and federal tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$828,610,716
Gross unrealized depreciation	(268,278,709)
Net unrealized appreciation	$560,332,007

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
PLC	—	Public Limited Company

Currencies
CAD	—	Canadian Dollar
USD	—	United States Dollar

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

International Common Stocks
Materials	66.14%
Total International Common Stocks	66.14
U.S. Common Stocks
Materials	8.35
Total U.S. Common Stocks	8.35
International Preferred Stock
Materials	0.19
Total International Preferred Stock	0.19
Investment Company	0.02
Warrants	0.04
Commodity	21.35
International Corporate Bonds
Materials	1.24
Total International Corporate Bonds	1.24
Commercial Paper
International Commercial Paper	0.99
U.S. Commercial Paper	1.76
Total Commercial Paper	2.75
Total Investments	100.08%

See Notes to Schedule of Investments

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2012

FIRST EAGLE

Fund of America

Schedule of Investments • Period Ended July 31, 2012 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 94.44%

U.S. Common Stocks — 87.48%

Consumer Discretionary 9.23%
1,793,100	Wyndham Worldwide Corporation (a)	$57,653,542	$93,330,855
587,200	Viacom, Inc., Class ‘B’ (a)	28,428,576	27,428,112
2,060,970	The Interpublic Group of Companies, Inc. (a)	21,734,789	20,341,774
		107,816,907	141,100,741
Energy 9.50%
872,500	Occidental Petroleum Corporation (a)	83,774,212	75,933,675
820,890	Dresser-Rand Group, Inc. (a)(b)	33,818,407	38,179,594
931,200	Atlas Energy L.P. (a)	19,989,155	29,267,616
74,621	Atlas Resource Partners L.P.	1,401,804	1,869,256
		138,983,578	145,250,141
Health Care 23.57%
3,982,700	Pfizer, Inc. (a)	80,496,709	95,744,108
1,211,400	Baxter International, Inc. (a)	64,275,560	70,879,014
1,480,842	Valeant Pharmaceuticals International, Inc. (a)(b)	40,934,653	70,428,846
2,001,000	Omnicare, Inc. (a)	54,507,251	62,851,410
1,518,760	Health Net, Inc. (a)(b)	40,301,045	33,443,095
509,710	Theravance, Inc. (a)(b)	9,863,054	14,847,852
932,971	Enzon Pharmaceuticals, Inc. (b)	7,591,374	6,185,598
125,600	Merck & Company, Inc. (a)	4,449,838	5,547,752
70,950	Universal American Corporation (b)	769,644	635,712
		303,189,128	360,563,387
Industrials 4.07%
533,860	General Dynamics Corporation (a)	32,501,994	33,868,078
481,000	Mueller Industries, Inc.	21,921,376	20,505,030
65,600	Flowserve Corporation (a)	7,489,326	7,870,688
		61,912,696	62,243,796
Information Technology 10.28%
2,578,220	Seagate Technology PLC (a)	64,246,149	77,398,165
1,449,740	AOL, Inc. (a)(b)	34,198,766	46,188,716
860,400	Analog Devices, Inc. (a)	30,594,649	33,624,432
		129,039,564	157,211,313
Materials 30.83%
1,788,900	Eastman Chemical Company (a)	57,828,221	93,523,692
1,735,270	Rockwood Holdings, Inc. (a)	77,413,022	76,733,639

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 87.48% — (continued)

Materials 30.83% — (continued)
2,124,100	Packaging Corporation of America (a)	$52,905,047	$65,401,039
1,573,560	Ball Corporation (a)	35,929,837	65,397,154
878,600	WR Grace & Company (a)(b)	48,184,360	49,236,744
1,345,070	Crown Holdings, Inc. (a)(b)	30,625,810	48,288,013
946,050	Valspar Corporation (a)	23,586,659	47,491,710
424,000	FMC Corporation (a)	21,867,872	23,192,800
67,000	Walter Energy, Inc. (a)	4,359,793	2,298,100
		352,700,621	471,562,891
Total U.S. Common Stocks		1,093,642,494	1,337,932,269

International Common Stocks — 6.96%

Switzerland 5.94%
1,653,650	Tyco International Limited (a)	77,068,196	90,851,531

United Kingdom 1.02%
341,600	GlaxoSmithKline PLC, ADR (a)	15,233,027	15,713,600
Total International Common Stocks		92,301,223	106,565,131
Total Common Stocks		1,185,943,717	1,444,497,400

Exchange Traded Fund — 3.29%
321,180	SPDR Gold Trust (a)(b)	52,703,972	50,277,517

Investment Company — 4.28%
65,478,757	State Street Institutional U.S. Government Money Market Fund, Institutional Class	65,478,757	65,478,757

PRINCIPAL

Bond — 0.33%

U.S. Convertible Bond 0.33%
$3,730,000	Omnicare, Inc. 3.75% due 12/15/25 (c)	3,730,000	4,993,538
Total Investment Portfolio
Excluding Options Written — 102.34%		$1,307,856,446	$1,565,247,212

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Options Written — (2.44)%
606	Analog Devices, Inc.	$36.00	September 2012	(215,130)
430	Analog Devices, Inc.	37.00	September 2012	(115,025)
1,290	Analog Devices, Inc.	38.00	August 2012	(196,725)
3,010	Analog Devices, Inc.	38.00	September 2012	(594,475)
3,268	Analog Devices, Inc.	39.00	September 2012	(449,350)
296	AOL, Inc.	26.00	October 2012	(186,480)
2,432	AOL, Inc.	27.00	August 2012	(1,179,520)
692	AOL, Inc.	27.00	October 2012	(363,300)
1,472	AOL, Inc.	28.00	August 2012	(566,720)
720	AOL, Inc.	28.00	October 2012	(313,200)
775	AOL, Inc.	29.00	October 2012	(302,250)
946	AOL, Inc.	30.00	October 2012	(293,260)
931	Atlas Energy L.P.	31.00	October 2012	(200,165)
864	Ball Corporation	40.00	November 2012	(272,160)
865	Ball Corporation	41.00	November 2012	(209,763)

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (2.44)% — (continued)
572	Ball Corporation	$42.00	August 2012	$(31,460)
655	Ball Corporation	43.00	November 2012	(78,600)
155	Baxter International, Inc.	50.00	August 2012	(132,913)
2,100	Baxter International, Inc.	57.50	November 2012	(619,500)
238	Crown Holdings, Inc.	35.00	October 2012	(47,005)
1,346	Crown Holdings, Inc.	36.00	October 2012	(195,170)
3,135	Dresser-Rand Group, Inc.	45.00	September 2012	(1,003,200)
2,146	Eastan Chemical Company	47.50	August 2012	(1,124,504)
160	Eastan Chemical Company	47.50	September 2012	(93,280)
4,201	Eastan Chemical Company	50.00	September 2012	(1,638,390)
134	Flowserve Corporation	110.00	October 2012	(172,190)
522	Flowserve Corporation	115.00	October 2012	(467,190)
140	FMC Corporation	50.00	August 2012	(72,100)
2,117	FMC Corporation	52.50	October 2012	(952,650)
61	FMC Corporation	55.00	August 2012	(8,845)
140	FMC Corporation	55.00	October 2012	(42,700)
1,335	General Dynamics Corporation	62.50	September 2012	(333,750)
2,718	General Dynamics Corporation	65.00	August 2012	(135,900)
186	General Dynamics Corporation	65.00	September 2012	(21,390)
164	GlaxoSmithKline PLC, ADR	45.84	August 2012	(9,840)
1,556	GlaxoSmithKline PLC, ADR	47.00	September 2012	(77,800)
3,036	Health Net, Inc.	25.00	August 2012	(136,620)
759	Health Net, Inc.	27.50	October 2012	(51,232)
1,558	Interpublic Group of Companies, Inc.	10.00	September 2012	(85,690)
3,090	Interpublic Group of Companies, Inc.	10.00	October 2012	(200,850)
11,782	Interpublic Group of Companies, Inc.	11.00	October 2012	(353,460)
655	Interpublic Group of Companies, Inc.	12.00	September 2012	(8,187)
1,950	Interpublic Group of Companies, Inc.	12.00	October 2012	(29,250)
272	Merck & Company, Inc.	39.00	August 2012	(141,440)
984	Merck & Company, Inc.	40.00	August 2012	(425,088)
207	Occidental Petroleum Corporation	80.00	August 2012	(161,460)
436	Occidental Petroleum Corporation	85.00	September 2012	(218,000)
264	Occidental Petroleum Corporation	87.50	August 2012	(57,288)
1,523	Occidental Petroleum Corporation	87.50	September 2012	(494,975)
1,903	Occidental Petroleum Corporation	90.00	November 2012	(742,170)
1,000	Omnicare, Inc.	31.00	August 2012	(112,500)
8,002	Omnicare, Inc.	32.00	September 2012	(1,000,250)
1,000	Omnicare, Inc.	33.00	September 2012	(82,500)
2,716	Packaging Corporation of America	30.00	October 2012	(482,090)
500	Pfizer, Inc.	23.00	September 2012	(59,000)
6,244	Pfizer, Inc.	23.00	October 2012	(836,696)
1,703	Pfizer, Inc.	23.00	November 2012	(243,529)
3,942	Pfizer, Inc.	24.00	November 2012	(311,418)
511	Rockwood Holdings, Inc.	40.00	August 2012	(245,280)
1,932	Rockwood Holdings, Inc.	45.00	August 2012	(241,500)
2,771	Seagate Technology PLC	23.00	August 2012	(2,064,395)
2,276	Seagate Technology PLC	24.00	August 2012	(1,411,120)

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (2.44)% — (continued)
168	Seagate Technology PLC	$24.00	September 2012	$(103,320)
3,578	Seagate Technology PLC	25.00	September 2012	(1,681,660)
1,160	Seagate Technology PLC	26.00	September 2012	(545,200)
1,000	Seagate Technology PLC	27.00	September 2012	(325,000)
1,000	Seagate Technology PLC	29.00	September 2012	(186,971)
1,000	Seagate Technology PLC	30.00	September 2012	(177,801)
642	SPDR Gold Trust	158.00	August 2012	(114,918)
160	SPDR Gold Trust	158.00	September 2012	(57,440)
1,345	Theravance, Inc.	20.00	September 2012	(1,264,300)
457	Theravance, Inc.	22.50	August 2012	(315,330)
254	Theravance, Inc.	30.00	September 2012	(59,690)
230	Tyco International Limited	50.00	August 2012	(115,000)
1,060	Tyco International Limited	52.50	September 2012	(357,220)
740	Valeant Pharmaceuticals International, Inc.	45.00	August 2012	(325,600)
2,704	Valeant Pharmaceuticals International, Inc.	47.00	August 2012	(865,280)
740	Valeant Pharmaceuticals International, Inc.	48.00	August 2012	(203,500)
740	Valeant Pharmaceuticals International, Inc.	49.00	August 2012	(155,400)
2,489	Valeant Pharmaceuticals International, Inc.	50.00	August 2012	(435,575)
154	Valspar Corporation	45.00	October 2012	(97,020)
4,133	Valspar Corporation	50.00	October 2012	(1,157,240)
473	Valspar Corporation	55.00	October 2012	(42,570)
294	Viacom, Inc., Class ‘B’	47.00	August 2012	(26,460)
294	Viacom, Inc., Class ‘B’	48.00	August 2012	(12,936)
1,763	Viacom, Inc., Class ‘B’	48.00	September 2012	(185,115)
882	Viacom, Inc., Class ‘B’	49.00	September 2012	(52,920)
882	Viacom, Inc., Class ‘B’	50.00	September 2012	(30,870)
670	Walter Energy, Inc.	40.00	August 2012	(46,900)
150	WR Grace & Company	50.00	August 2012	(104,250)
706	WR Grace & Company	50.00	September 2012	(522,440)
472	WR Grace & Company	52.50	August 2012	(205,320)
1,700	WR Grace & Company	52.50	September 2012	(858,500)
672	WR Grace & Company	55.00	September 2012	(235,200)
439	WR Grace & Company	57.50	September 2012	(89,995)
500	Wyndham Worldwide Corporation	46.00	August 2012	(310,000)
661	Wyndham Worldwide Corporation	47.00	August 2012	(347,025)
6,031	Wyndham Worldwide Corporation	50.00	November 2012	(2,593,330)
873	Wyndham Worldwide Corporation	55.00	November 2012	(170,235)
Total Covered Call Options Written (Premiums Received: $27,894,131)				(37,289,419)
Total Investments — 99.90% (Cost: $1,279,962,315)				1,527,957,793
Other Assets in Excess of Liabilities — 0.10%				1,477,151
Net Assets — 100.00%				$1,529,434,944

(a)           At July 31, 2012, all or a portion of this security was segregated to cover collateral requirement for options.

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

(b)   Non-income producing security/commodity.

(c)   This security is convertible until December 15, 2025.

At July 31, 2012, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$286,212,699
Gross unrealized depreciation	(38,217,221)
Net unrealized appreciation	$247,995,478

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
PLC	—	Public Limited Company
SPDR	—	Standard & Poor’s Depository Receipts

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	9.23%
Energy	9.50
Health Care	23.57
Industrials	4.07
Information Technology	10.28
Materials	30.83
Total U.S. Common Stocks	87.48
International Common Stocks
Health Care	1.02
Industrials	5.94
Total International Common Stocks	6.96
Exchange Traded Fund	3.29
Investment Company	4.28
U.S. Convertible Bond
Health Care	0.33
Total U.S. Convertible Bond	0.33
Covered Call Options Written	(2.44)
Total Investments	99.90%

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

FIRST EAGLE

High Yield Fund

Schedule of Investments • Period Ended July 31, 2012 (unaudited)

PRINCIPAL	DESCRIPTION	COST	VALUE

Bonds — 88.85%

U.S. Corporate Bonds — 64.05%
$945,000	Accuride Corporation 9.50% due 08/01/18	$961,685	$957,994
1,847,000	Air Lease Corporation 5.625% due 04/01/17 (a)	1,845,830	1,849,309
2,800,000	AK Steel Corporation 8.375% due 04/01/22	2,811,048	2,380,000
6,931,000	Alliance One International, Inc. 10.00% due 07/15/16	6,891,891	7,069,620
500,000	Alpha Natural Resources, Inc. 6.00% due 06/01/19	492,959	437,500
875,000	Alpha Natural Resources, Inc. 6.25% due 06/01/21	800,916	761,250
4,050,000	AM Castle & Company 12.75% due 12/15/16	4,292,259	4,414,500
3,049,000	American Axle & Manufacturing, Inc. 7.875% due 03/01/17	3,156,540	3,170,960
3,550,000	AMGH Merger Sub, Inc. 9.25% due 11/01/18 (a)	3,764,163	3,834,000
6,475,000	Appleton Papers, Inc. 10.50% due 06/15/15 (a)	6,769,728	6,944,437
938,000	Ashtead Capital, Inc. 6.50% due 07/15/22	938,000	979,038
2,950,000	Atwood Oceanics, Inc. 6.50% due 02/01/20	3,092,393	3,156,500
2,406,000	Basic Energy Services, Inc. 7.125% due 04/15/16	2,439,477	2,375,925
4,288,000	Basic Energy Services, Inc. 7.75% due 02/15/19	4,224,497	4,170,080
1,200,000	Berry Petroleum Company 6.375% due 09/15/22	1,200,541	1,275,000
2,240,000	Berry Petroleum Company 6.75% due 11/01/20	2,322,713	2,399,600
7,375,000	Bi-Lo LLC 9.25% due 02/15/19 (a)	7,891,339	7,891,250
5,410,000	Bon-Ton Stores, Inc. 10.625% due 07/15/17 (a)	4,042,061	4,415,912
4,110,000	Brickman Group Holdings, Inc. 9.125% due 11/01/18 (a)	4,049,146	4,094,587
7,225,000	Carrizo Oil & Gas, Inc. 8.625% due 10/15/18	7,524,132	7,857,187
441,000	CCO Holdings LLC 6.625% due 01/31/22	457,972	481,793
4,150,000	CCO Holdings LLC 7.375% due 06/01/20	4,477,627	4,627,250
8,365,000	Chesapeake Energy Corporation 9.50% due 02/15/15	8,807,598	9,034,200
2,485,500	Chesapeake Midstream Partners L.P. 6.125% due 07/15/22	2,411,744	2,516,569
9,810,000	Citgo Petroleum Corporation 11.50% due 07/01/17 (a)	10,986,585	11,183,400
5,200,000	Clear Channel Worldwide Holdings, Inc. Series ‘B’ 9.25% due 12/15/17	5,603,239	5,642,000
7,464,000	Cleaver-Brooks, Inc. 12.25% due 05/01/16 (a)	7,844,936	8,005,140
2,150,000	Cloud Peak Energy Resources 8.25% due 12/15/17	2,292,820	2,268,250
110,000	Cloud Peak Energy Resources 8.50% due 12/15/19	110,851	116,875
5,678,000	CommScope, Inc. 8.25% due 01/15/19 (a)	5,947,265	5,968,997
4,400,000	DriveTime Automotive Group, Inc. 12.625% due 06/15/17	4,799,059	4,900,500
2,800,000	E*Trade Financial Corporation 6.75% due 06/01/16	2,831,343	2,901,500
4,671,000	Equinox Holdings, Inc. 9.50% due 02/01/16 (a)	4,941,605	4,980,454
1,325,000	Everest Acquisition 6.875% due 05/01/19 (a)	1,356,206	1,416,094
4,000,000	Everest Acquisition 9.375% due 05/01/20 (a)	4,055,401	4,310,000
224,000	FGI Operating Company, Inc. 7.875% due 05/01/20 (a)	224,000	236,880
6,320,000	Fiesta Restaurant Group, Inc. 8.875% due 08/15/16	6,678,990	6,683,400
5,550,000	Frontier Communications Corporation 8.50% due 04/15/20	5,808,767	6,035,625

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 64.05% — (continued)
$4,150,000	Goodman Networks, Inc. 12.375% due 07/01/18 (a)	$4,204,432	$4,393,812
3,970,000	Headwaters, Inc. 7.625% due 04/01/19	3,851,198	3,984,888
1,550,000	Hughes Satellite Systems Corporation 6.50% due 06/15/19	1,607,901	1,674,000
3,000,000	Huntington Ingalls Industries, Inc. 6.875% due 03/15/18	3,159,666	3,210,000
3,762,000	Huntington Ingalls Industries, Inc. 7.125% due 03/15/21	3,969,749	4,058,258
3,350,000	Interface, Inc. 7.625% due 12/01/18	3,609,148	3,601,250
2,000,000	International Lease Finance Corporation 5.875% due 04/01/19	2,000,000	2,089,554
5,210,000	International Lease Finance Corporation 6.25% due 05/15/19	5,325,068	5,503,062
2,000,000	International Lease Finance Corporation 8.625% due 09/15/15	2,171,350	2,262,500
5,937,000	JMC Steel Group 8.25% due 03/15/18 (a)	6,088,793	5,981,527
2,554,000	Kemet Corporation 10.50% due 05/01/18 (a)	2,687,728	2,566,770
2,000,000	Kemet Corporation 10.50% due 05/01/18	2,073,416	2,020,000
2,946,000	Kraton Polymers 6.75% due 03/01/19	3,014,993	3,085,935
3,500,000	Landry’s, Inc. 9.375% due 05/01/20 (a)	3,531,946	3,670,625
2,300,000	Linn Energy 6.25% due 11/01/19 (a)	2,256,428	2,279,875
2,970,000	Manitowoc Company, Inc. 9.50% due 02/15/18	3,253,496	3,289,275
700,000	Mashantucket Western Pequot Tribe Series ‘A’ 8.50% due 11/15/15 (a)(b)	508,046	64,750
5,040,000	Mcron Finance Corporation 8.375% due 05/15/19 (a)	5,114,039	5,229,000
3,950,000	Mead Products 6.75% due 04/30/20 (a)	4,066,629	4,266,000
6,000,000	Midwest Gaming Borrower 11.625% due 04/15/16 (a)	6,610,072	6,660,000
1,938,000	Navistar International Corporation 8.25% due 11/01/21	2,072,528	1,826,565
7,705,000	New Albertsons, Inc. 7.25% due 05/01/13	7,545,091	7,618,319
311,000	Omega Healthcare Investors, Inc. 6.75% due 10/15/22	309,774	345,210
4,000,000	Omega Healthcare Investors, Inc. 7.50% due 02/15/20	4,327,013	4,500,000
1,765,000	OSI Restaurant Partners 10.00% due 06/15/15	1,803,634	1,817,968
4,300,000	Parker Drilling Company 9.125% due 04/01/18 (a)	4,539,621	4,633,250
6,219,000	PC Merger Sub, Inc. 8.875% due 08/01/20 (a)	6,333,733	6,467,760
3,169,000	PHH Corporation 9.25% due 03/01/16	3,212,471	3,438,365
1,600,000	Polypore International, Inc. 7.50% due 11/15/17	1,669,043	1,720,000
3,750,000	Post Holdings, Inc. 7.375% due 02/15/22 (a)	3,895,534	3,928,125
600,000	PVH Corporation 7.375% due 05/15/20	651,615	671,250
3,500,000	Quality Distribution 9.875% due 11/01/18	3,809,501	3,797,500
4,846,000	ROC Finance 12.125% due 09/01/18 (a)	5,427,443	5,512,325
3,950,000	Samson Investment Company 9.75% due 02/15/20 (a)	4,077,483	4,103,062
2,690,000	Shea Homes L.P. 8.625% due 05/15/19	2,726,032	2,938,825
3,550,078	Sheridan Group, Inc. 12.50% due 04/15/14	3,075,207	2,999,816
2,982,000	STHI Holding Corporation 8.00% due 03/15/18 (a)	3,169,131	3,175,830
4,017,000	Sugarhouse HSP Gaming Prop Mezz L.P. 8.625% due 04/15/16 (a)	4,229,740	4,237,935
2,560,000	Taminco Global Chemical Corporation 9.75% due 03/31/20 (a)	2,646,144	2,700,800
5,876,000	Taylor Morrison 7.75% due 04/15/20 (a)	6,042,686	6,272,630
2,553,000	Tower Automotive Holdings USA 10.625% due 09/01/17 (a)	2,702,069	2,690,224

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 64.05% — (continued)
$7,531,000	Toys R Us Property Company I 10.75% due 07/15/17	$8,211,794	$8,359,410
1,745,000	Toys R Us Property Company II 8.50% due 12/01/17	1,827,306	1,893,325
1,350,000	Toys R Us, Inc. 7.375% due 10/15/18	1,200,832	1,208,250
500,000	United Rentals North America, Inc. 10.875% due 06/15/16	549,108	565,000
4,650,000	UR Financing Escrow Corporation 7.375% due 05/15/20 (a)	4,728,316	4,929,000
200,000	UR Financing Escrow Corporation 7.625% due 04/15/22 (a)	200,000	213,250
2,333,000	Yankee Candle Company, Inc. Series ‘B’ 9.75% due 02/15/17	2,429,698	2,435,069
2,839,000	YCC Holdings 10.25% due 02/15/16 (c)	2,819,222	2,906,426
Total U.S. Corporate Bonds		314,483,193	319,540,146

International Corporate Bonds — 24.80%

Australia 0.63%
2,700,000 USD	FMG Resources 8.25% due 11/01/19 (a)	2,929,669	2,855,250
450,000 USD	Midwest Vanadium Pty Limited 11.50% due 02/15/18 (a)	388,233	303,750
		3,317,902	3,159,000
Austria 1.08%
2,326,000 USD	OGX Austria GmbH 8.375% due 04/01/22 (a)	2,323,038	1,948,025
3,889,000 USD	OGX Austria GmbH 8.50% due 06/01/18 (a)	3,563,090	3,446,626
		5,886,128	5,394,651
Bermuda 2.75%
4,025,000 USD	Aircastle Limited 7.625% due 04/15/20	4,073,046	4,326,875
2,305,000 USD	Aircastle Limited 9.75% due 08/01/18	2,524,072	2,627,700
6,750,000 USD	Ship Finance International Limited 8.50% due 12/15/13	6,734,092	6,750,000
		13,331,210	13,704,575
Canada 3.84%
5,700,000 USD	Inmet Mining Corporation 8.75% due 06/01/20 (a)	5,622,946	5,643,000
3,792,000 USD	New Gold, Inc. 7.00% due 04/15/20 (a)	3,864,666	3,972,120
560,000 USD	Novelis, Inc. 8.75% due 12/15/20	594,058	624,400
4,729,000 USD	PetroBakken Energy Limited 8.625% due 02/01/20 (a)	4,736,074	4,764,468
600,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	607,880	627,000
2,050,000 USD	Thompson Creek Metals Company, Inc. 7.375% due 06/01/18	1,818,960	1,609,250

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 24.80% — (continued)

Canada 3.84% — (continued)
2,000,000 USD	Thompson Creek Metals Company, Inc. 12.50% due 05/01/19	$2,017,052	$1,890,000
		19,261,636	19,130,238
Cayman Islands 1.59%
4,850,000 USD	Marfrig Overseas Limited 9.50% due 05/04/20 (a)	4,239,055	3,734,500
3,730,000 USD	RDS Ultra-Deepwater Limited 11.875% due 03/15/17 (a)	4,090,952	4,196,250
		8,330,007	7,930,750
France 1.61%
5,430,000 USD	CMA CGM SA 8.50% due 04/15/17 (a)	3,276,309	3,230,850
4,690,000 USD	Rexel SA 6.125% due 12/15/19 (a)	4,744,918	4,813,113
		8,021,227	8,043,963
Ireland 3.68%
9,000,000 EUR	Allied Irish Banks PLC MTN 4.50% due 10/01/12	11,376,716	10,991,884
7,031,000 USD	Ardagh Packaging Finance PLC 9.125% due 10/15/20 (a)	7,317,312	7,362,434
		18,694,028	18,354,318
Luxembourg 0.85%
3,990,000 USD	Dematic SA 8.75% due 05/01/16 (a)	4,175,112	4,249,350

Malaysia 0.42%
2,000,000 USD	MMI International Limited 8.00% due 03/01/17 (a)	2,052,381	2,090,000

Netherlands 1.77%
6,165,000 EUR	HeidelbergCement Finance BV 8.50% due 10/31/19	9,024,885	8,847,567

Norway 1.94%
10,755,000 USD	Eksportfinans ASA 2.00% due 09/15/15	9,641,218	9,659,732

Sweden 1.72%
600,000 USD	Eileme 1 AB 14.25% due 08/15/20 (a)(c)	570,837	567,000
2,850,000 USD	Eileme 2 AB 11.625% due 01/31/20 (a)	2,954,216	3,013,875
3,850,000 EUR	Eileme 2 AB 11.75% due 01/31/20 (a)	5,081,199	5,021,873
		8,606,252	8,602,748

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 24.80% — (continued)

United Kingdom 2.92%
3,400,000 USD	Ineos Finance PLC 8.375% due 02/15/19 (a)	$3,552,401	$3,531,750
5,075,000 USD	Jaguar Land Rover PLC 8.125% due 05/15/21 (a)	5,211,499	5,417,562
5,200,000 USD	Viridian Group Fund Co II 11.125% due 04/01/17 (a)	5,009,041	5,018,000
500,000 EUR	Viridian Group Fund Co II 11.125% due 04/01/17 (a)	591,742	590,664
		14,364,683	14,557,976
Total International Bonds		124,706,669	123,724,868
Total Bonds		439,189,862	443,265,014

Term Loans — 4.28%
1,500,000 USD	Chesapeake Energy Corporation Unsecured Term Loan 8.50% due 12/02/17	1,455,000	1,498,338
8,535,000 USD	Grohe Holding GMBH Term Loan B 0.00% - 6.75% due 05/18/17 (d)(e)	8,457,419	8,401,641
3,740,625 USD	Landry’s Restaurants, Inc. Term Loan B 6.50% due 04/24/18	3,684,516	3,757,753
5,399,000 USD	Roundy’s Supermarkets, Inc. Term Loan B 0.00% - 5.75% due 02/13/19 (d)(e)	5,368,015	5,351,759
1,890,000 EUR	Schaeffler AG Term Loan C2 due 01/27/17 (d)(e)	2,284,375	2,329,939
Total Term Loans		21,249,325	21,339,430

Commercial Paper — 7.04%

International Commercial Paper — 2.25%

Italy 2.25%
11,246,000 USD	Eni S.p.A. 0.38% due 08/01/12	11,246,000	11,246,000

U.S. Commercial Paper — 4.79%
$8,435,000	Devon Energy Corporation 0.25% due 08/01/12	8,435,000	8,435,000
8,435,000	McCormick & Company, Inc. 0.20% due 08/01/12	8,435,000	8,435,000
7,028,000	Precision Castparts Corporation 0.20% due 08/01/12	7,028,000	7,028,000
Total U.S. Commercial Paper		23,898,000	23,898,000
Total Commercial Paper		35,144,000	35,144,000
Total Investments — 100.17%		$495,583,187	499,748,444
Liabilities in Excess of Other Assets — (0.17)%			(826,728)
Net Assets — 100.00%			$498,921,716

(a)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(b)	Issuer is in default.
(c)	Payment-in-kind security.
(d)	All or a portion of the security represents unsettled loan positions.
(e)	At July 31, 2012, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

At July 31, 2012, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,172,014
Gross unrealized depreciation	(4,006,757)
Net unrealized appreciation	$4,165,257

Abbreviations used in this schedule include:
MTN	—	Medium-Term Note
PLC	—	Public Limited Company
PTY	—	Proprietary Limited Company

Currencies
EUR	—	Euro
USD	—	United States Dollar

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2012	UNREALIZED APPRECIATION AT JULY 31, 2012	UNREALIZED DEPRECIATION AT JULY 31, 2012
10/09/12	1,000,000	Euro	$1,314,620	$1,231,579	$83,041	$—
10/09/12	12,850,000	Euro	16,931,173	15,825,794	1,105,379	—
06/19/13	9,455,000	Euro	11,681,596	11,688,566	—	(6,970)
			$29,927,389	$28,745,939	$1,188,420	$(6,970)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Corporate Bonds
Consumer Discretionary	15.17%
Consumer Staples	6.57
Energy	12.87
Financials	6.67
Health Care	0.64
Industrials	11.31
Materials	5.03
Telecommunication Services	5.79
Total U.S. Corporate Bonds	64.05
International Corporate Bonds
Consumer Discretionary	1.09
Energy	3.00
Financials	5.96
Industrials	6.04
Materials	5.87
Telecommunication Services	1.72
Utilities	1.12
Total International Corporate Bonds	24.80
Term Loans	4.28
Commercial Paper
International Commercial Paper	2.25
U.S. Commercial Paper	4.79
Total Commercial Paper	7.04
Total Investments	100.17%

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

FIRST EAGLE

Global Income Builder Fund

Schedule of Investments • Period Ended July 31, 2012 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 51.71%

U.S. Common Stocks — 20.58%

Consumer Staples 3.26%
28,003	Sysco Corporation	$805,991	$823,008
2,870	Lorillard, Inc.	379,627	369,197
3,241	Colgate-Palmolive Company	322,333	347,954
		1,507,951	1,540,159
Energy 1.88%
14,236	ConocoPhillips	783,181	775,008
2,947	Phillips 66	88,282	110,807
		871,463	885,815
Financials 4.04%
11,411	Plum Creek Timber Company, Inc., REIT	449,417	463,173
11,769	Cincinnati Financial Corporation	425,505	445,339
501,000	Frasers Commercial Trust, REIT	380,503	438,803
15,901	Weyerhaeuser Company, REIT	324,066	371,288
3,967	Rayonier, Inc., REIT	178,613	189,186
		1,758,104	1,907,789
Industrials 2.87%
6,205	3M Company	551,287	566,082
5,131	Lockheed Martin Corporation	450,657	458,044
4,947	Northrop Grumman Corporation	311,321	327,492
		1,313,265	1,351,618
Information Technology 4.97%
26,768	Microsoft Corporation	820,066	788,853
22,216	Linear Technology Corporation	697,442	716,466
25,663	Intel Corporation	694,554	659,539
3,183	Automatic Data Processing, Inc.	173,847	179,999
		2,385,909	2,344,857
Materials 0.96%
10,183	Newmont Mining Corporation	478,696	452,838

Utilities 2.60%
15,676	FirstEnergy Corporation	752,115	787,248
6,043	Entergy Corporation	403,981	439,145
		1,156,096	1,226,393
Total U.S. Common Stocks		9,471,484	9,709,469

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 31.13%

Australia 0.43%
8,155	Newcrest Mining Limited	$218,087	$201,483

Austria 1.00%
10,373	OMV AG	335,436	326,516
1,648	Mayr Melnhof Karton AG	166,237	145,160
		501,673	471,676
Belgium 0.80%
5,762	Groupe Bruxelles Lambert SA	392,698	377,565

Canada 2.75%
38,174	Penn West Petroleum Limited	590,504	519,548
8,395	Barrick Gold Corporation	307,536	276,028
6,236	Agnico-Eagle Mines Limited	246,200	273,762
6,313	Goldcorp, Inc.	235,672	227,520
		1,379,912	1,296,858
France 6.72%
9,929	Sanofi	748,363	812,139
31,362	Bouygues SA	813,422	792,111
14,872	Total SA	679,910	688,199
8,577	Neopost SA	472,845	489,514
3,025	Ciments Francais SA	168,569	167,509
6,580	Carrefour SA	106,719	118,095
3,202	Legrand SA	100,586	102,918
		3,090,414	3,170,485
Germany 1.96%
14,678	Daimler AG	729,150	735,304
8,571	Hamburger Hafen und Logistik AG	215,752	190,322
		944,902	925,626
Greece 0.24%
30,761	Jumbo SA	144,609	114,694

Hong Kong 0.89%
79,000	Hopewell Holdings Limited	214,720	229,225
22,700	Guoco Group Limited	183,014	190,279
		397,734	419,504
Ireland 0.95%
24,507	CRH PLC	451,161	445,610

Israel 0.26%
10,507	Israel Chemicals Limited	111,889	124,263

Italy 1.73%
206,433	Italcementi S.p.A. RSP	565,968	448,356
15,665	Eni S.p.A	323,111	324,617
6,696	Recordati S.p.A	44,797	45,195
		933,876	818,168

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 31.13% — (continued)

Japan 3.65%
28,300	NKSJ Holdings, Inc.	$556,866	$545,616
21,100	Hoya Corporation	454,472	471,318
8,300	Astellas Pharma, Inc.	338,891	396,073
4,900	Ono Pharmaceutical Company Limited	281,040	309,678
		1,631,269	1,722,685
Mexico 0.64%
13,120	Fresnillo PLC	313,233	299,435

Netherlands 0.88%
4,054	HAL Trust	460,780	416,552

Norway 0.66%
43,307	Orkla ASA	302,658	309,988

Singapore 0.70%
160,000	Singapore Airport Terminal Services Limited	346,612	331,700

South Africa 0.47%
6,488	AngloGold Ashanti Limited, ADR	218,516	220,657

Spain 0.73%
8,668	Red Electrica Corporation SA	363,258	343,725

Sweden 1.22%
28,547	Investor AB, Class ‘A’	529,493	574,965

Switzerland 1.69%
12,983	Nestlé SA	780,082	798,719

Thailand 0.79%
1,448,000	Thai Beverage PCL	400,136	372,326

United Kingdom 1.97%
23,740	GlaxoSmithKline PLC	547,624	546,464
88,064	WM Morrison Supermarkets PLC	387,856	382,786
		935,480	929,250
Total International Common Stocks		14,848,472	14,685,934
Total Common Stocks		24,319,956	24,395,403

Closed-End Mutual Fund — 0.50%

Singapore — 0.50%
535,000	Macquarie International Infrastructure Fund Limited	242,143	234,291

PRINCIPAL

Notes and Bonds — 35.38%

U.S. Corporate Bonds — 24.55%
$375,000	Alpha Natural Resources, Inc. 6.25% due 06/01/21	351,985	326,250
350,000	AM Castle & Company 12.75% due 12/15/16	380,548	381,500
575,000	American Axle & Manufacturing, Inc. 7.875% due 03/01/17	596,346	598,000
500,000	AMGH Merger Sub, Inc. 9.25% due 11/01/18 (a)	520,860	540,000
525,000	Basic Energy Services, Inc. 7.75% due 02/15/19	525,443	510,563

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 24.55% — (continued)
$525,000	Bi-Lo LLC 9.25% due 02/15/19 (a)	$569,396	$561,750
550,000	Carrizo Oil & Gas, Inc. 8.625% due 10/15/18	574,809	598,125
250,000	CCO Holdings LLC 7.375% due 06/01/20	273,496	278,750
600,000	Chesapeake Energy Corporation 9.50% due 02/15/15	638,398	648,000
700,000	Citgo Petroleum Corporation 11.50% due 07/01/17 (a)	788,456	798,000
400,000	Clear Channel Worldwide Holdings, Inc. Series ‘B’ 9.25% due 12/15/17	429,943	434,000
500,000	CommScope, Inc. 8.25% due 01/15/19 (a)	528,161	525,625
375,000	Everest Acquisition LLC 6.875% due 05/01/19 (a)	396,160	400,781
500,000	Fiesta Restaurant Group, Inc. 8.875% due 08/15/16	532,116	528,750
500,000	Frontier Communications Corporation 8.50% due 04/15/20	536,135	543,750
525,000	Huntington Ingalls Industries, Inc. 7.125% due 03/15/21	559,596	566,344
550,000	International Lease Finance Corporation 6.25% due 05/15/19	558,271	580,937
350,000	Midwest Gaming Borrower 11.625% due 04/15/16 (a)	385,319	388,500
350,000	PHH Corporation 9.25% due 03/01/16	363,374	379,750
350,000	STHI Holding Corporation 8.00% due 03/15/18 (a)	373,565	372,750
300,000	Taylor Morrison 7.75% due 04/15/20 (a)	316,011	320,250
725,000	Toys R Us Property Company I 10.75% due 07/15/17	792,983	804,750
455,000	Toys R Us Property Company II 8.50% due 12/01/17	474,015	493,675
Total U.S. Corporate Bonds		11,465,386	11,580,800

International Corporate Notes and Bonds — 10.83%

Bermuda 1.08%
475,000 USD	Aircastle Limited 7.625% due 04/15/20	484,627	510,625

Canada 2.00%
500,000 USD	New Gold, Inc. 7.00% due 04/15/20 (a)	517,084	523,750
400,000 USD	Precision Drilling Corporation 6.625% due 11/15/20	400,982	419,000
		918,066	942,750
France 1.20%
550,000 USD	Rexel SA 6.125% due 12/15/19 (a)	560,694	564,438

Ireland 1.29%
500,000 EUR	Allied Irish Banks PLC MTN 4.50% due 10/01/12	640,362	610,660

Netherlands 1.78%
585,000 EUR	HeidelbergCement Finance BV 8.50% due 10/31/19	841,872	839,550

Norway 1.05%
550,000 USD	Eksportfinans ASA 2.00% due 09/15/15	493,655	493,989

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Notes and Bonds 10.83% — (continued)

Sweden 1.24%
450,000 EUR	Eileme 2 AB 11.75% due 01/31/20 (a)	$603,063	$586,972

United Kingdom 1.19%
525,000 USD	Jaguar Land Rover PLC 8.125% due 05/15/21 (a)	549,613	560,438
Total International Corporate Notes and Bonds		5,091,952	5,109,422
Total Notes and Bonds		16,557,338	16,690,222

Commercial Paper — 11.34%

International Commercial Paper — 3.63%

Italy 3.63%
1,713,000 USD	Eni S.p.A. 0.38% due 08/01/12	1,713,000	1,713,000

U.S. Commercial Paper — 7.71%
$1,284,000	Devon Energy Corporation 0.25% due 08/01/12	1,284,000	1,284,000
1,284,000	McCormick & Company, Inc. 0.20% due 08/01/12	1,284,000	1,284,000
1,070,000	Precision Castparts Corporation 0.20% due 08/01/12	1,070,000	1,070,000
Total U.S. Commercial Paper		3,638,000	3,638,000
Total Commercial Paper		5,351,000	5,351,000
Total Investments — 98.93%		$46,470,437	46,670,916
Other Assets in Excess of Liabilities — 1.07%			504,065
Net Assets — 100.00%			$47,174,981

(a)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

At July 31, 2012, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$933,103
Gross unrealized depreciation	(732,624)
Net unrealized appreciation	$200,479

Abbreviations used in this schedule include:
ADR	— American Depository Receipt
MTN	— Medium-Term Note
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
RSP	— Represents Non-Voting Shares

Currencies
EUR	— Euro
USD	— United States Dollar

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2012	UNREALIZED APPRECIATION AT JULY 31, 2012	UNREALIZED DEPRECIATION AT JULY 31, 2012
09/12/12	166,000	Euro	$217,351	$204,368	$12,983	$—
10/17/12	260,000	Euro	334,290	320,246	14,044	—
11/14/12	1,591,000	Euro	2,076,572	1,959,507	117,065	—
06/19/13	1,054,000	Euro	1,305,986	1,301,008	4,978	—
			$3,934,199	$3,785,129	$149,070	$—

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Staples	3.26%
Energy	1.88
Financials	4.04
Industrials	2.87
Information Technology	4.97
Materials	0.96
Utilities	2.60
Total U.S. Common Stocks	20.58
International Common Stocks
Consumer Discretionary	1.80
Consumer Staples	3.54
Energy	3.94
Financials	4.46
Health Care	4.46
Industrials	4.15
Information Technology	2.04
Materials	6.01
Utilities	0.73
Total International Common Stocks	31.13
Closed-End Mutual Fund	0.50
U.S. Corporate Bonds
Consumer Discretionary	4.94
Consumer Staples	1.19
Energy	6.95
Financials	2.94
Health Care	0.79
Industrials	3.97
Telecommunication Services	3.77
Total U.S. Corporate Bonds	24.55
International Corporate Notes and Bonds
Consumer Discretionary	1.19
Energy	0.89
Financials	3.42
Industrials	1.20
Materials	2.89
Telecommunication Services	1.24
Total International Corporate Notes and Bonds	10.83
Commercial Paper
International Commercial Paper	3.63
U.S. Commercial Paper	7.71
Total Commercial Paper	11.34
Total Investments	98.93%

See Notes to Schedule of Investments

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2012

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Fund of America, First Eagle High Yield Fund and First Eagle Global Income Builder Fund (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust.  The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and international equity securities. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Global Income Builder Fund (which commenced operation on May 1st, 2012) seeks current income generation and long-term growth of capital. In seeking to achieve its objective, the Fund invests primarily in common stocks of U.S. and foreign companies that offer attractive dividend yields and a range of fixed income instruments, including high-yield, below investment grade, investment grade and sovereign debt, from markets in the United States and multiple countries around the world.

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment in Subsidiary — The First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through its investment in the First Eagle Gold Cayman Fund, Ltd., a wholly owned subsidiary (the “Subsidiary”). The Gold Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the Gold Fund.

The Subsidiary, established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. As of July 31, 2012, the Subsidiary has $61,759,517 in net assets, representing 2.39% of the Gold Fund’s net assets.

b) Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued as the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

The 2:00 p.m. E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including Fund’s own assumption in determining the fair value of investments).

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”).  ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively.

The significant unobservable inputs used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith by or under the direction of the Board, generally acting through its designated Valuation Committee or Valuation Panel (collectively, the “Committees”). The Committees’ responsibilities include making determinations regarding Level 3 fair value measurements and providing the results to the Board, in accordance with the Funds’ valuation policies.

Valuation Measurements: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2012:

First Eagle Global Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3(b)	TOTAL
Assets:†
U.S. Common Stocks	$12,109,684,186	$4,219,782	$—	$12,113,903,968
International Common Stocks	14,147,706,901	18,609,151	9,771,790	14,176,087,842
International Preferred Stocks	223,383,582	—	—	223,383,582
Warrant	58,417,404	—	—	58,417,404
Commodity *	1,696,031,652	—	—	1,696,031,652
U.S. Corporate Bonds	—	33,377,351	—	33,377,351
International Corporate Notes and Bonds		56,220,935	29,533,192	85,754,127
International Government Bonds	—	341,722,949	—	341,722,949
U.S. Treasury Bills	—	148,803,339	—	148,803,339
International Commercial Paper	—	1,318,949,326	—	1,318,949,326
U.S. Commercial Paper	—	4,466,531,950	—	4,466,531,950
Foreign Currency Contracts **	—	46,517,697	—	46,517,697
Total	$28,235,223,725	$6,434,952,480	$39,304,982	$34,709,481,187

Liabilities:
Covered Call Option Written	$730,850	$—	$—	$730,850
Foreign Currency Contracts **	—	40,204,227	—	40,204,227
Total	$730,850	$40,204,227	$—	$40,935,077

(a)

Transfer into/out of Level 2 represent value as of the beginning of the period.

International common stocks and international preferred stocks valued at $10,919,584,680 and $323,100,978 were transferred from Level 2 to Level 1 during the nine-month period ended July 31, 2012. At October 31, 2011, these securities were valued based on fair value adjustment factors; at July 31, 2012, these securities were valued using quoted market prices in active markets. There were no transfers from Level 1 to Level 2 as of the nine-month period ended July 31, 2012.

(b)	Level 3 securities are identified in the Schedule of Investments with footnote (f).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended July 31, 2012 was as follows:

	INTERNATIONAL	INTERNATIONAL
	COMMON	CORPORATE	TOTAL
	STOCKS	BONDS	VALUE
Beginning Balance - market value	$11,064,479	$33,466,782	$44,531,261
Purchases	—	48,496	48,496
Sales
Transfer In - Level 3	—	—	—
Transfer Out - Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	—	—	—

Change in Unrealized Appreciation (Depreciation)	(1,292,689)	(3,982,086)	(5,274,775)
Ending Balance - market value	$9,771,790	$29,533,192	$39,304,982
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(1,292,689)	$(3,982,086)	$(5,274,775)

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Overseas Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3(b)	TOTAL
Assets:†
International Common Stocks	$7,542,382,893	$27,601,873	$30,830,684	$7,600,815,450
U.S. Common Stock	30,768,037	—	—	30,768,037
International Preferred Stocks	136,808,773	—	—	136,808,773
Commodity *	712,432,243	—	—	712,432,243
Term Loans	—	11,466,704	—	11,466,704
International Corporate Bonds	—	20,170,863	19,688,794	39,859,657
International Government Bonds	—	156,759,736	—	156,759,736
U.S. Treasury Bills	—	35,995,263	—	35,995,263
International Commercial Paper	—	426,640,116	—	426,640,116
U.S. Commercial Paper	—	1,353,431,989	—	1,353,431,989
Foreign Currency Contracts **	—	26,541,368	—	26,541,368
Total	$8,422,391,946	$2,058,607,912	$50,519,478	$10,531,519,336

Liabilities:
Foreign Currency Contracts **	$—	$28,775,818	$—	$28,775,818
Total	$—	$28,775,818	$—	$28,775,818

(a)

Transfer into/out of Level 2 represent value as of the beginning of the period.

International common stocks and international preferred stocks valued at $6,425,681,992 and $199,154,572 were transferred from Level 2 to Level 1 during the nine-month period ended July 31, 2012. At October 31, 2011, these securities were valued based on fair value adjustment factors; at July 31, 2012, these securities were valued using quoted market prices in active markets. There were no transfers from Level 1 to Level 2 as of nine-month period ended July 31, 2012.

(b)	Level 3 securities are identified in the Schedule of Investments with footnote (e).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended July 31, 2012 was as follows:

	INTERNATIONAL	INTERNATIONAL
	COMMON	CORPORATE	TERM
	STOCKS	BONDS	LOANS	TOTAL VALUE
Beginning Balance - market value	$49,904,715	$22,311,188	$633,621	$72,849,524
Purchases	31,750	22,383	—	54,133
Sales	—	—	(642,503)	(642,503)
Transfer In - Level 3	—	—	—	—
Transfer Out - Level 3	—	—	—	—
Accrued Amortization	—	—	(214)	(214)
Realized Gains (Losses)	—	—	(1,768)	(1,768)
Change in Unrealized Appreciation (Depreciation)	(19,105,781)	(2,644,777)	10,864	(21,739,694)
Ending Balance - market value	$30,830,684	$19,688,794	$—	$50,519,478
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(19,105,781)	$(2,644,777)	$—	$(21,750,558)

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle U.S. Value Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets:†
U.S. Common Stocks	$1,793,918,917	$3,333	$—	$1,793,922,250
International Common Stocks	208,648,108	—	—	208,648,108
U.S. Preferred Stock	—	—	4,168,822	4,168,822
Warrant	9,454,046	—	—	9,454,046
Commodity *	115,912,879	—	—	115,912,879
International Corporate Bond	—	4,950,000	—	4,950,000
U.S. Corporate Bonds	—	64,029,281	—	64,029,281
U.S. Treasury Bills	—	84,942,787	—	84,942,787
International Commercial Paper	—	151,798,307	—	151,798,307
U.S. Commercial Paper	—	364,091,427	—	364,091,427
Total	$2,127,933,950	$669,815,135	$4,168,822	$2,801,917,907

Liabilities:
Covered Call Option Written	$62,650	$—	$—	$62,650
Total	$62,650	$—	$—	$62,650

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (e).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.

For the nine-month period ended July 31, 2012, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended July 31, 2012 was as follows:

U.S. PREFERED
STOCK
Beginning Balance - market value	$3,555,661
Purchases	—
Sales	—
Transfer In - Level 3	—
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	613,161
Ending Balance - market value	$4,168,822
Change in unrealized gains or (losses) relating to assets still held at reporting date	$613,161

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Gold Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets:†
International Common Stocks	$1,707,079,651	$—	$—	$1,707,079,651
U.S. Common Stocks	215,368,382	—	—	215,368,382
International Preferred Stock	4,918,800	—	—	4,918,800
Investment Company	—	487,809	—	487,809
Warrants	1,072,326	—	0	1,072,326
Commodity *	551,151,290	—	—	551,151,290
International Convertible Bonds	—	1,874,314	30,000,000	31,874,314
International Commercial Paper	—	25,468,696	—	25,468,696
U.S. Commercial Paper	—	45,532,397	—	45,532,397
Total	$2,479,590,449	$73,363,216	$30,000,000	$2,582,953,665

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (e).
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.

For the nine-month period ended July 31, 2012, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended July 31, 2012 was as follows:

	INTERNATIONAL CONVERTIBLE BONDS	WARRANTS	TOTAL VALUE
Beginning Balance - market value	$30,000,000	$—	$30,000,000
Purchases	—	0	0
Sales	—	—	—
Transfer In - Level 3	—	—	—
Transfer Out - Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	0	0
Ending Balance - market value	$30,000,000	$0	$30,000,000
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—	$0	$0

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2012.

Quantitative Information about Level 3 Fair Value Measurements

	FAIR VALUE
	AT 7/31/12	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE
International Convertible Bonds	$30,000,000	Market Approach	Discount for a lack of marketability	5%-10%

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Fund of America

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$1,337,932,269	$—	$—	$1,337,932,269
International Common Stocks	106,565,131	—	—	106,565,131
Exchange Traded Fund	50,277,517	—	—	50,277,517
Investment Company	—	65,478,757	—	65,478,757
U.S. Convertible Bond	—	4,993,538	—	4,993,538
Total	$1,494,774,917	$70,472,295	$—	$1,565,247,212

Liabilities:
Covered Call Options Written	$37,289,419	$—	$—	$37,289,419
Total	$37,289,419	$—	$—	$37,289,419

†	See Schedule of Investments for additional detailed categorizations.

For the nine-month period ended July 31, 2012, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Corporate Bonds	$—	$319,540,146	$—	$319,540,146
International Corporate Bonds	—	123,724,868	—	123,724,868
Term Loans	—	21,339,430	—	21,339,430
International Commercial Paper	—	11,246,000	—	11,246,000
U.S. Commercial Paper	—	23,898,000	—	23,898,000
Foreign Currency Contracts **	—	1,188,420	—	1,188,420
Total	$—	$500,936,864	$—	$500,936,864

Liabilities:
Foreign Currency Contracts **	$—	$6,970	$—	$6,970
Total	$—	$6,970	$—	$6,970

**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the four-month period ended July 31, 2012, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Global Income Builder Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$9,709,469	$—	$—	$9,709,469
International Common Stocks	14,685,934	—	—	14,685,934
Closed-End Mutual Fund	234,291	—	—	234,291
U.S. Corporate Bonds	—	11,580,800	—	11,580,800
International Corporate Notes and Bonds	—	5,109,422	—	5,109,422
International Commercial Paper	—	1,713,000	—	1,713,000
U.S. Commercial Paper	—	3,638,000	—	3,638,000
Foreign Currency Contracts **	—	149,070	—	149,070
Total	$24,629,694	$22,190,292	$—	$46,819,986

†	See Schedule of Investments for additional detailed categorizations.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the two-month period ended July 31, 2012, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global, Overseas, High Yield and Global Income Builder Funds enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds’ investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s portfolio. Outstanding contracts at period-end are indicative of the volume of activity during the period.

The Funds adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

At July 31, 2012, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	ASSET	LIABILITY	IN INCOME
	DERIVATIVE	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	FAIR VALUE	GAIN	APPRECIATION
Foreign Currency	$46,517,697	$40,204,227	$150,265,489	$5,860,689

First Eagle Overseas Fund

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	ASSET	LIABILITY	IN INCOME
	DERIVATIVE	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	FAIR VALUE	GAIN	DEPRECIATION
Foreign Currency	$26,541,368	$28,775,818	$96,653,261	$(1,486,696)

First Eagle High Yield Fund

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	ASSET	LIABILITY	IN INCOME
	DERIVATIVE	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	FAIR VALUE	GAIN (LOSS)	APPRECIATION
Foreign Currency	$1,188,420	$6,970	$—	$1,253,196

First Eagle Global Income Builder

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	ASSET	IN INCOME
	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	GAIN	APPRECIATION
Foreign Currency	$149,070	$23,514	$149,070

Options — In order to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option is adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds will earmark assets to cover its obligations under option contracts. A call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

For the period ended July 31, 2012, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America had the following options transactions.

First Eagle Global Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at October 31, 2011	17,550	$2,030,334
Options written	14,617	4,499,162
Options assigned	—	—
Options expired/closed	(17,550)	(2,030,334)
Options outstanding at July 31, 2012	14,617	$4,499,162

As of July 31, 2012, portfolio securities valued at $74,415,147 were segregated to cover collateral requirements for written options.

First Eagle U.S. Value Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at October 31, 2011	3,160	$341,309
Options written	1,253	375,887
Options assigned	—	—
Options expired/closed	(3,160)	(341,309)
Options outstanding at July 31, 2012	1,253	$375,887

As of July 31, 2012, portfolio securities valued at $6,379,023 were segregated to cover collateral requirements for written options.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Fund of America

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at October 31, 2011	92,105	$20,894,677
Options written	695,440	164,059,918
Options assigned	(54,700)	(11,385,206)
Options expired/closed	(588,235)	(145,675,258)
Options outstanding at July 31, 2012	144,610	$27,894,131

PURCHASED OPTIONS	NUMBER OF CONTRACTS	COST
Options outstanding at October 31, 2011	2,799	$1,113,812
Options purchased	7,500	1,102,040
Options assigned	(5,500)	(480,150)
Options closed	(4,799)	(1,735,702)
Options outstanding at July 31, 2012	—	$—

As of July 31, 2012, portfolio securities valued at $556,925,559 were segregated to cover collateral requirements for written options.

Outstanding contracts at period-end are indicative of the volume of activity during the period.

At July 31, 2012, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	LIABILITY	IN INCOME
	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	GAIN	APPRECIATION
Equity - Written options	$730,850	$2,030,334	$4,106,728

First Eagle U.S. Value Fund

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	LIABILITY	IN INCOME
	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	GAIN	APPRECIATION
Equity - Written options	$62,650	$341,309	$300,678

First Eagle Fund of America

			GAIN OR (LOSS) ON
			DERIVATIVES RECOGNIZED
			IN INCOME
	ASSET	LIABILITY		CHANGE IN
	DERIVATIVE	DERIVATIVE	REALIZED	APPRECIATION
RISK TYPE	FAIR VALUE	FAIR VALUE	GAIN (LOSS)	(DEPRECIATION)
Equity – Written options	$—	$37,289,419	$13,936,597	$217,659
Equity – Purchased options	$—	$—	$(483,237)	$(47,773)

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: September 28, 2012

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: September 28, 2012